--------------------------------------------------------------------------------
------
     CHAIRMAN'S LETTER
                                                                January 17, 1996

DEAR FELLOW SHAREHOLDER:

 The BNY Hamilton Funds are pleased to provide you with the annual report for 1995. This report covers the Equity Income Fund, Intermediate Government Fund and Intermediate New York Tax-Exempt Fund.

 Total assets in the three Funds increased by 14% in 1995, from $238 million to $271 million. During the year the Funds implemented new marketing initiatives targeting the individual, retirement and institutional markets. In 1996, the Funds will continue to build the shareholder and asset base by identifying and serving new potential shareholders and distribution channels.

 Last year was very rewarding for investors in both stocks and bonds as the combination of moderate economic growth, low inflation, declining interest rates and improving corporate profits provided the perfect backdrop for finan-cial assets. The Dow Jones Industrial Average rose by more than 1200 points and long term interest rates dropped by a full 2 percentage points.

 The Bank of New York, as investment adviser to the Funds, provides a team of investment professionals who manage the Funds actively to take advantage of changing market conditions.

 According to Kevin J. Bannon, Chief Investment Officer of The Bank of New York, "we believe 1996 is likely to be another good year for long term invest-ors, although returns will not match last year's extraordinary gains." Based on the Bank's forecast of slower economic activity in 1996, growth in corporate profits will also be less robust. An expansion in price/earnings ratios will be the primary impetus for higher stock prices. In the stock market, companies with predictable growth characteristics and global exposure will be favored. In the bond market, intermediate term issues offer the most attractive opportunity on a risk/reward basis.

BNY HAMILTON EQUITY INCOME FUND:

 The stock market enjoyed one of its strongest years ever in 1995, as investors came to accept the fact that moderate growth and low inflation were not mutu-ally exclusive in the context of an economy operating at high levels of re-source utilization. In order to meet the Fund's objective of capital apprecia-tion and income, investments were primarily focused in a strategic mix of divi-dend paying stocks of growth oriented companies, convertible securities and cash. In 1996, the Fund's stock selection will be focused on companies that in-vestors are confident will deliver dependable earnings gains. These companies are also likely to be accorded higher price/earnings ratios, potentially pro-viding a double-barreled return. Careful stock selection will continue to be complemented with an emphasis on higher income producing issues, including utilities, convertible securities and real estate investment trusts. The Bank's outlook for the stock market remains constructive for 1996.

 Net asset growth for 1995 was approximately 26%, increasing from $135 million to $170 million.


    Cumulative Total        Net  Asset Value      Public Offering Price
         Return                                 (includes 4.5% sales charge)
------------------------------------------------------------------------------
          1 Year                 25.78%                   20.17%
------------------------------------------------------------------------------
   Inception (8/10/92)           45.22%                   38.70%
------------------------------------------------------------------------------
  Average Annual Total
          Return
------------------------------------------------------------------------------
          1 Year                 25.78%                   20.17%
   Inception (8/10/92)           11.62%                   10.12%
------------------------------------------------------------------------------


                                                                     (CONTINUED)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     CHAIRMAN'S LETTER (CONTINUED)


                             [GRAPH APPEARS HERE]

                        Bny Hamilton Equity Income Fund


                         BNY Hamilton   BNY Hamilton
                         Equity Fund    Equity Fund
Measurement period         Assumes      Assumes 4.50%
(Fiscal year Covered)      No Load       Sales Load        S&P 500 Index
---------------------    ------------   -------------      -------------
Measurement PT -
 7/31/92                 $ 10,000         $  9,551.1          $ 10,000

 8/31/92                 $  9,910         $  9,465.1          $  9,798
 9/30/92                 $ 10,099         $  9,645.7          $  9,911
10/31/92                 $ 10,149.2       $  9,693.6          $  9,946
11/30/92                 $ 10,460.8       $  9,991.2          $ 10,282
12/31/92                 $ 10,586.4       $ 10,111.1          $ 10,417
 1/31/93                 $ 10,708.2       $ 10,227.5          $ 10,493
 2/28/93                 $ 10,753.8       $ 10,271.1          $ 10,634
 3/31/93                 $ 11,160.8       $ 10,659.8          $ 10,864
 4/30/93                 $ 11,079.2       $ 10,581.8          $ 10,597
 5/31/93                 $ 11,280.5       $ 10,774.2          $ 10,883
 6/30/93                 $ 11,383         $ 10,872            $ 10,918
 7/31/93                 $ 11,465.2       $ 10,950.5          $ 10,868
 8/31/93                 $ 11,773.9       $ 11,245.4          $ 11,282
 9/30/93                 $ 11,810         $ 11,279.9          $ 11,199
10/31/93                 $ 11,830.7       $ 11,299.7          $ 11,427
11/30/93                 $ 11,561.4       $ 11,042.4          $ 11,319
12/31/93                 $ 11,850.7       $ 11,318.7          $ 11,458
 1/31/94                 $ 12,259.7       $ 11,709.4          $ 11,842
 2/28/94                 $ 12,018         $ 11,478.6          $ 11,522
 3/31/94                 $ 11,473.4       $ 10,958.4          $ 11,020
 4/30/94                 $ 11,389         $ 10,877.8          $ 11,163
 5/31/94                 $ 11,558.2       $ 11,039.4          $ 11,346
 6/30/94                 $ 11,192.4       $ 10,690            $ 11,065
 7/31/94                 $ 11,564.7       $ 11,045.6          $ 11,431
 8/31/94                 $ 11,841.8       $ 11,310.3          $ 11,896
 9/30/94                 $ 11,617.4       $ 11,096            $ 11,609
10/31/94                 $ 11,751.4       $ 11,223.9          $ 11,875
11/30/94                 $ 11,386.5       $ 10,875.4          $ 11,439
12/31/94                 $ 11,545.2       $ 11,027            $ 11,606
 1/31/95                 $ 11,642.3       $ 11,119.8          $ 11,908
 2/28/95                 $ 11,985.6       $ 11,447.6          $ 12,371
 3/31/95                 $ 12,213.1       $ 11,664.9          $ 12,737
 4/30/95                 $ 12,479.3       $ 11,919.2          $ 13,110
 5/31/95                 $ 12,770.4       $ 12,197.2          $ 13,629
 6/30/95                 $ 13,062.4       $ 12,476            $ 13,949
 7/31/95                 $ 13,554.7       $ 12,946.2          $ 14,414
 8/31/95                 $ 13,502.6       $ 12,896.5          $ 14,453
 9/30/95                 $ 13,925.6       $ 13,300.5          $ 15,060
10/31/95                 $ 13,779.9       $ 13,161.3          $ 15,007
11/30/95                 $ 14,295.2       $ 13,653.6          $ 15,667
12/31/95                 $ 14,521.7       $ 13,869.9          $ 15,957


 The S&P 500 Index is an unmanaged index of common stocks and cannot be invested in directly. The Index does not take into account fees and expenses. Past performance is no guarantee of future results. Investment return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For comparative purposes, the Index's July 31, 1992 value is used as the August 10, 1992 value.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND:

 1995 was a tremendous year for the bond market as the sharp decline in inter-mediate and longer term interest rates produced strong double digit returns in most fixed income securities. After one final tightening to head off inflation pressures in February, the Federal Reserve began easing monetary policy gradu-ally during the second half of the year in recognition of softening economic activity. The Bank's outlook for the fixed income market remains positive as bonds are expected to continue to provide strong single digit returns in an en-vironment of slow growth and low inflation. Yield curve positioning in the 4-7 year maturity range and utilization of "spread product" such as mortgage-backed securities will be emphasized in 1996.

 Net asset growth for 1995 was approximately 3%, increasing from $59 million to $61 million.


   Cumulative Total        Net Asset Value         Public Offering Price
        Return                                  (including 3% sales charge)
--------------------------------------------------------------------------------
        1 Year                15.40%                      11.96%
--------------------------------------------------------------------------------
   Inception (8/10/92)        18.82%                      15.24%
--------------------------------------------------------------------------------
 Average Annual Total
        Return
--------------------------------------------------------------------------------
        1 Year                15.40%                      11.96%
--------------------------------------------------------------------------------
   Inception (8/10/92)         5.21%                       4.27%
--------------------------------------------------------------------------------


                                                                     (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     CHAIRMAN'S LETTER (CONTINUED)


                             [GRAPH APPEARS HERE]

                        BNY Hamilton Equity Income Fund

                         BNY Hamilton   BNY Hamilton
                         Intermediate   Intermediate        Lehman Bros.
                          Government     Government        Intermediate
Measurement period       Fund Without   Fund Assumes        Government
(Fiscal year Covered)     Sales Load    3% Sales Load          Index
---------------------    ------------   -------------      -------------
Measurement PT -
 7/31/92                 $ 10,000         $  9,699.3          $ 10,000

 8/31/92                 $  9,984         $  9,683.8          $ 10,102
 9/30/92                 $ 10,132.9       $  9,828.2          $ 10,241
10/31/92                 $  9,992         $  9,691.5          $ 10,118
11/30/92                 $  9,940.6       $  9,641.7          $ 10,077
12/31/92                 $ 10,050.6       $  9,748.4          $ 10,207
 1/31/93                 $ 10,223.1       $  9,915.7          $ 10,397
 2/28/93                 $ 10,393.3       $ 10,080.8          $ 10,550
 3/31/93                 $ 10,414.3       $ 10,101.1          $ 10,589
 4/30/93                 $ 10,486.8       $ 10,171.5          $ 10,672
 5/31/93                 $ 10,471.3       $ 10,156.4          $ 10,643
 6/30/93                 $ 10,662.2       $ 10,341.6          $ 10,797
 7/31/93                 $ 10,678.7       $ 10,357.6          $ 10,818
 8/31/93                 $ 10,872.6       $ 10,545.7          $ 10,980
 9/30/93                 $ 10,928.8       $ 10,600.2          $ 11,024
10/31/93                 $ 10,964.5       $ 10,634.8          $ 11,050
11/30/93                 $ 10,818.9       $ 10,493.6          $ 10,996
12/31/93                 $ 10,857.2       $ 10,530.8          $ 11,041
 1/31/94                 $ 11,009.4       $ 10,678.4          $ 11,150
 2/28/94                 $ 10,739.3       $ 10,416.4          $ 10,997
 3/31/94                 $ 10,473         $ 10,158.1          $ 10,837
 4/30/94                 $ 10,377.7       $ 10,065.7          $ 10,766
 5/31/94                 $ 10,359.8       $ 10,048.3          $ 10,774
 6/30/94                 $ 10,296.7       $  9,987.1          $ 10,776
 7/31/94                 $ 10,429.9       $ 10,116.4          $ 10,918
 8/31/94                 $ 10,452.8       $ 10,138.5          $ 10,950
 9/30/94                 $ 10,309.6       $  9,999.7          $ 10,859
10/31/94                 $ 10,290.6       $  9,981.2          $ 10,861
11/30/94                 $ 10,247.3       $  9,939.2          $ 10,813
12/31/94                 $ 10,296         $  9,986.4          $ 10,848
 1/31/95                 $ 10,458.4       $ 10,144            $ 11,025
 2/28/95                 $ 10,686.2       $ 10,364.9          $ 11,237
 3/31/95                 $ 10,748.6       $ 10,425.4          $ 11,299
 4/30/95                 $ 10,890.4       $ 10,563            $ 11,430
 5/31/95                 $ 11,275.2       $ 10,936.2          $ 11,753
 6/30/95                 $ 11,337.2       $ 10,996.3          $ 11,827
 7/31/95                 $ 11,308.2       $ 10,968.2          $ 11,833
 8/31/95                 $ 11,407.7       $ 11,064.7          $ 11,930
 9/30/95                 $ 11,495.2       $ 11,149.6          $ 12,011
10/31/95                 $ 11,608.6       $ 11,259.6          $ 12,142
11/30/95                 $ 11,756.2       $ 11,402.8          $ 12,290
12/31/95                 $ 11,811.7       $ 11,524.4          $ 12,412



 The Lehman Brothers Intermediate Government Index is an unmanaged index generally considered representative of the U.S. Government intermediate-term bond market. The Index does not take into account fees and expenses. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For comparative purposes, the Index's July 31, 1992 value is used as the August 10, 1992 value.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND:

 The flat tax debate has been an important influence on the investment activity in the Fund over the past year. The Bank expected this topic to attract in-creasing attention in 1995 putting upward pressure on municipal yields compared with taxable yields. Reflecting these concerns, the investment strategy for the Fund was adjusted to incorporate a more defensive posture. New purchases were limited to bonds with maturities no longer than seven years. Existing holdings of bonds with maturities longer than ten years were also reviewed and changes were made where deemed appropriate. The average maturity of the Fund on Decem-ber 31, 1995 was 5 years, down from 6 years 4 months a year ago. The Bank ex-pects that tax reform will be actively debated in the 1996 Presidential elec-tion campaign, but does not anticipate the enactment of a flat tax any time soon. The conservative structure of the portfolio will be maintained pending some lifting of the flat tax clouds.

 Net assets decreased during 1995 by approximately 5%, from $43 million to $41 million.

   Cumulative Total           Net Asset Value         Public Offering Price
       Return                                      (includes 3% sales charge)
--------------------------------------------------------------------------------
       1 Year                     12.08%                     8.68%
--------------------------------------------------------------------------------
   Inception (8/10/92)            17.79%                    14.25%
--------------------------------------------------------------------------------
 Average Annual Total
       Return
--------------------------------------------------------------------------------
       1 Year                     12.08%                     8.68%
--------------------------------------------------------------------------------
   Inception (8/10/92)             4.94%                     4.00%
--------------------------------------------------------------------------------


                                                                     (CONTINUED)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     CHAIRMAN'S LETTER (CONTINUED)



                             [GRAPH APPEARS HERE]

              Bny Hamilton Intermediate New York Tax Exempt Fund

                         BNY Hamilton   BNY Hamilton
                         Intermediate   Intermediate
                         New York Tax   New York Tax
                         Exempt Fund    Exempt Fund        Lehman Bros.
Measurement period         Without         Assumes         5 Year State
(Fiscal year Covered)     Sales Load    3% Sales Load       G.O Index
---------------------    ------------   -------------      -------------
Measurement PT -
 7/31/92                 $ 10,000         $  9,699.3          $  9,699.3

 8/31/92                 $  9,927.5       $  9,629            $  9,925.2
 9/30/92                 $  9,978         $  9,678            $  9,988.5
10/31/92                 $  9930.6        $  9,631.9          $  9,954.1
11/30/92                 $ 10,043.7       $  9,741.7          $ 10,072.1
12/31/92                 $ 10,118         $  9,813.8          $ 10,145.5
 1/31/93                 $ 10,223.9       $  9,926.2          $ 10,256.4
 2/28/93                 $ 10,457.3       $ 10,142.8          $ 10,521.5
 3/31/93                 $ 10,356.2       $ 10,044.8          $ 10,405.6
 4/30/93                 $ 10,428.7       $ 10,115.2          $ 10,467.8
 5/31/93                 $ 10,451.2       $ 10,137            $ 10,504.8
 6/30/93                 $ 10,587.8       $ 10,269.5          $ 10,644.9
 7/31/93                 $ 10,549.4       $ 10,232.2          $ 10,646.1
 8/31/93                 $ 10,718.4       $ 10,396.1          $ 10,793.2
 9/30/93                 $ 10,813.8       $ 10,488.7          $ 10,875.7
10/31/93                 $ 10,826.7       $ 10,501.2          $ 10,888.5
11/30/93                 $ 10.775.6       $ 10,451.7          $ 10,862.2
12/31/93                 $ 10,926.3       $ 10,597.8          $ 11,012.7
 1/31/94                 $ 11,034.8       $ 10,703            $ 11,117.8
 2/28/94                 $ 10,812.8       $ 10,487.7          $ 10,898.4
 3/31/94                 $ 10,572.3       $ 10,254.4          $ 10,654.5
 4/30/94                 $ 10,607.2       $ 10,288.2          $ 10,760.6
 5/31/94                 $ 10,686.1       $ 10,364.8          $ 10,823.4
 6/30/94                 $ 10,656.7       $ 10,336.3          $ 10,795.5
 7/31/94                 $ 10,766.4       $ 10,442.7          $ 10,907.6
 8/31/94                 $ 10,801.2       $ 10,476.4          $ 10,960.4
 9/30/94                 $ 10,673.1       $ 10,352.2          $ 10,879.1
10/31/94                 $ 10,556.9       $ 10,239.5          $ 10,818.7
11/30/94                 $ 10,385.4       $ 10,073.1          $ 10,736.6
12/31/94                 $ 10,509.7       $ 10,193.7          $ 10,834.1
 1/31/95                 $ 10,667.4       $ 10,346.7          $ 10,948.4
 2/28/95                 $ 10,931.9       $ 10,603.2          $ 11,111.4
 3/31/95                 $ 11,035.3       $ 10,703.5          $ 11,297.7
 4/30/95                 $ 11,082.7       $ 10,749.5          $ 11,326.3
 5/31/95                 $ 11,330.8       $ 10,990.1          $ 11,571.7
 6/30/95                 $ 11,333         $ 10,992.2          $ 11,587.5
 7/31/95                 $ 11,425.6       $ 11,082.1          $ 11,749.8
 8/31/95                 $ 11,529.8       $ 11,183.1          $ 11,853.4
 9/30/95                 $ 11,554.4       $ 11,207            $ 11,891.4
10/31/95                 $ 11,614.3       $ 11,265.1          $ 11,939.9
11/30/95                 $ 11,707.4       $ 11,355.4          $ 12,044.5
12/31/95                 $ 11,779.2       $ 11,425            $ 12,113.3


The Lehman Brothers 5-Year State G.O. Index is an unmanaged index generally considered representative of the intermediate state general obligation munici-pal bond market. The Index does not take into account fees and expenses. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Some investors may be subject to the al-ternative minimum tax and/or state and local taxes. For comparative purposes, the Index's July 31, 1992 value is used as the August 10, 1992 value.

 I would like to welcome all new BNY Hamilton Fund shareholders and thank all our existing shareholders for your investment in the Funds. The BNY Hamilton Funds are committed to providing investment products to assist its shareholders in meeting their long-term financial goals through changing market environ-ments.

Sincerely,

/s/ Eugene J. Sullivan

Eugene Sullivan
Chairman of the Board
BNY Hamilton Funds, Inc.


MONEY FUND AVAILABLE TO INDIVIDUAL INVESTORS:

 The Funds are pleased to announce the availability of the BNY Hamilton Money Fund, Hamilton Classic Shares. The "Hamilton Classic Shares" were started on December 4, 1995 for individual investors and allows the Funds to better serv-ice the investment needs of existing and prospective shareholders. The 7-day current yield for the "Hamilton Classic Shares" was 4.99% at December 31, 1995. The BNY Hamilton Money Fund maintains a "AAAm" rating by Standard and Poor's. According to Standard and Poor's, this rating is historical and based upon the Fund's credit quality, market price exposure and management. The rat-ing signifies that the Fund's safety is excellent and that it has a superior capacity to maintain its $1.00 net asset value per share.

 An investment in the fund is neither insured nor guaranteed by the U.S. Gov-ernment. Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable NAV of $1.00 per share.

 For more complete information about the BNY Hamilton Money Fund Classic Shares including charges and expenses, call 1-800-426-9363 for a prospectus. Read it carefully before you invest or send money.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     TABLE OF CONTENTS

     EQUITY INCOME FUND

        SCHEDULE OF INVESTMENTS......................  Page  1

        STATEMENT OF ASSETS AND LIABILITIES..........        5

        STATEMENT OF OPERATIONS......................        5

        STATEMENTS OF CHANGES IN NET ASSETS..........        6

        FINANCIAL HIGHLIGHTS.........................        7

     INTERMEDIATE GOVERNMENT FUND

        SCHEDULE OF INVESTMENTS......................        8

        STATEMENT OF ASSETS AND LIABILITIES..........        9

        STATEMENT OF OPERATIONS......................        9

        STATEMENTS OF CHANGES IN NET ASSETS..........       10

        FINANCIAL HIGHLIGHTS.........................       11

     INTERMEDIATE NEW YORK TAX-EXEMPT FUND

        SCHEDULE OF INVESTMENTS......................       12

        STATEMENT OF ASSETS AND LIABILITIES..........       16

        STATEMENT OF OPERATIONS......................       16

        STATEMENTS OF CHANGES IN NET ASSETS..........       17

        FINANCIAL HIGHLIGHTS.........................       18

     NOTES TO FINANCIAL STATEMENTS..................        19

      REPORT OF INDEPENDENT ACCOUNTANTS..............       23

      FEDERAL INCOME TAX INFORMATION.................       23

      DIRECTORS AND OFFICERS.........................       24



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON EQUITY INCOME FUND
     Schedule of Investments

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                            MARKET VALUE
 ---------                                                          ------------
 [C]       [S]                                                      [C]
           COMMON STOCKS--70.56%
           AIRCRAFT MANUFACTURING--2.40%
  52,000   Boeing Co.............................................   $  4,075,500
                                                                    ------------
           BANKING--2.10%
  20,000   Chase Manhattan Corp..................................      1,212,500
  70,000   U.S. Bancorp..........................................      2,353,750
                                                                    ------------
                                                                       3,566,250
                                                                    ------------
           BEVERAGES--2.24%
  25,000   Coca Cola Co..........................................      1,856,250
  35,000   Pepsico Inc...........................................      1,955,625
                                                                    ------------
                                                                       3,811,875
                                                                    ------------
           BUSINESS EQUIPMENT
           & SERVICES--2.02%
  25,000   Xerox Corp............................................      3,425,000
                                                                    ------------
           CHEMICALS--PETROLEUM--1.44%
  35,000   du Pont (EI) de Nemours...............................      2,445,625
                                                                    ------------
           COMMUNICATIONS &
           ENTERTAINMENT--1.22%
  55,000   Time Warner Inc.......................................      2,083,125
                                                                    ------------
           COMMUNICATIONS
           & PUBLISHING--1.36%
  55,000   Harcourt General, Inc.................................      2,303,125
                                                                    ------------
           COMPUTERS--MICRO--1.13%
 *40,000   Compaq Computer.......................................      1,920,000
                                                                    ------------
           COMPUTERS--SOFTWARE & PERIPHERALS--1.59%
 *20,000   Cisco Systems.........................................      1,492,500
 *40,000   Informix Corp.........................................      1,200,000
                                                                    ------------
                                                                       2,692,500
                                                                    ------------
           CONGLOMERATES--2.31%
  20,000   General Electric......................................      1,440,000
  50,000   Tenneco Inc...........................................      2,481,250
                                                                    ------------
                                                                       3,921,250
                                                                    ------------
           COSMETICS & TOILETRIES--1.33%
  30,000   Avon Products, Inc....................................      2,261,250
                                                                    ------------
           ELECTRICAL EQUIPMENT--1.26%
 130,000   Westinghouse Electric Corp............................      2,145,000
                                                                    ------------
           ELECTRONICS--0.99%
  20,000   Hewlett Packard.......................................      1,675,000
                                                                    ------------

 NUMBER OF                                                             MARKET
  SHARES                                                               VALUE
 ---------                                                          ------------
 [C]       [S]                                                      [C]
           FINANCIAL SERVICES--1.37%
  60,000   Invesco PLC (ADR).....................................   $  2,325,000
                                                                    ------------
           FINANCIAL SERVICES--MORTGAGE COMPANIES--1.61%
  22,000   Federal National Mortgage Association.................      2,730,750
                                                                    ------------
           FOOD & BEVERAGES--1.73%
  65,000   McDonald's Corp.......................................      2,933,125
                                                                    ------------
           FOOD PROCESSING--2.82%
  35,000   CPC International Inc.................................      2,401,875
  17,000   Unilever NV...........................................      2,392,750
                                                                    ------------
                                                                       4,794,625
                                                                    ------------
           HEALTH & PERSONAL CARE
           PRODUCTS--1.71%
  30,000   American Home Products................................      2,910,000
                                                                    ------------
           HEALTH CARE PRODUCTS &
           SERVICES--2.31%
  38,750   Columbia Healthcare...................................      1,966,563
  30,000   United Healthcare Corp................................      1,965,000
                                                                    ------------
                                                                       3,931,563
                                                                    ------------
           HOUSEHOLD & PERSONAL CARE PRODUCTS--1.47%
  30,000   Procter & Gamble Company..............................      2,490,000
                                                                    ------------
           INSURANCE--0.98%
  18,000   American International Group, Inc.....................      1,665,000
                                                                    ------------
           MACHINERY & EQUIPMENT--0.61%
  20,000   Stanley Works.........................................      1,030,000
                                                                    ------------
           NATURAL GAS--1.18%
  60,000   Questar Corp..........................................      2,010,000
                                                                    ------------
           OIL & GAS--1.55%
  60,000   Williams Cos. ........................................      2,632,500
                                                                    ------------
           OIL--DOMESTIC--1.83%
  28,000   Atlantic Richfield Co.................................      3,101,000
                                                                    ------------
           OIL--INTERNATIONAL--5.41%
  15,000   British Petroleum Company (ADR).......................      1,531,875
  45,000   Elf Aquitaine (ADR)...................................      1,653,750
  47,000   Exxon Corp............................................      3,765,875
  20,000   Mobil Corp............................................      2,240,000
                                                                    ------------
                                                                       9,191,500

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON EQUITY INCOME FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                            MARKET VALUE
 ---------                                                          ------------
 [C]       [S]                                                      [C]
           COMMON STOCKS (CONTINUED)
           PHARMACEUTICALS--2.88%
  23,000   Johnson & Johnson.....................................   $  1,969,375
  30,000   Warner Lambert .......................................      2,913,750
                                                                    ------------
                                                                       4,883,125
                                                                    ------------
           RAILROADS--3.79%
  37,233   Burlington Northern Santa Fe Corp. ...................      2,904,174
 *53,300   Canadian National Railway.............................        799,500
  60,000   CSX Corp..............................................      2,737,500
                                                                    ------------
                                                                       6,441,174
                                                                    ------------
           REAL ESTATE INVESTMENT
           TRUSTS--4.32%
  85,000   Avalon Properties.....................................      1,827,500
  80,833   Camden Property Trust.................................      1,929,887
  80,000   Federal Realty Investment Trust.......................      1,820,000
  85,000   General Growth Properties.............................      1,763,750
                                                                    ------------
                                                                       7,341,137
                                                                    ------------
           RESORTS & ENTERTAINMENT--2.26%
  61,000   Carnival Cruise Lines, Class A........................      1,486,875
  40,000   Walt Disney Co........................................      2,360,000
                                                                    ------------
                                                                       3,846,875
                                                                    ------------
           RETAIL--SPECIALTY STORES--1.74%
  34,666   Home Depot, Inc.......................................      1,659,635
 *58,100   Office Max............................................      1,299,988
                                                                    ------------
                                                                       2,959,623
                                                                    ------------
           TECHNOLOGY INDUSTRIES--1.21%
  36,000   Motorola, Inc.........................................      2,052,000
                                                                    ------------
           TELECOMMUNICATIONS--
           NON-U.S.--1.23%
  50,000   Telefonica de Espana (ADR)............................      2,093,750
                                                                    ------------
           TOYS--0.91%
  50,000   Mattel Inc. ..........................................      1,537,500
                                                                    ------------

 NUMBER OF
  SHARES                                                            MARKET VALUE
 ---------                                                          ------------

           COMMON STOCKS (CONTINUED)
           UTILITIES--ELECTRIC--6.25%
  60,000   DQE Inc. .............................................   $  1,845,000
  75,000   Florida Progress Corp. ...............................      2,653,125
  40,000   Portland General......................................      1,165,000
  65,000   SCANA Corp. ..........................................      1,860,625
  75,000   Texas Utilities Co. ..................................      3,084,375
                                                                    ------------
                                                                      10,608,125
                                                                    ------------
           TOTAL COMMON STOCKS
           (Cost $98,126,645)....................................    119,833,872
                                                                    ------------
           CONVERTIBLE PREFERRED
           STOCKS--14.62%
           BANKING--0.65%
  15,000   Jefferson-Pilot "NB" (ACES)...........................      1,096,875
                                                                    ------------
           BUSINESS EQUIPMENT & SERVICES--1.60%
  10,000   Alco Standard Corp., Series AA........................      1,015,000
  20,000   Alco Standard Corp., Series BB........................      1,710,000
                                                                    ------------
                                                                       2,725,000
                                                                    ------------
           COMMUNICATIONS EQUIPMENT
           & SYSTEMS--0.95%
  30,000   LCI International, Inc................................      1,605,000
                                                                    ------------
           COMPUTER SERVICES--2.82%
  27,163   Ceridian Corp.........................................      2,512,577
  31,100   General Motors, Class E,
           Series C..............................................      2,278,075
                                                                    ------------
                                                                       4,790,652
                                                                    ------------
           COMPUTERS--SOFTWARE & PERIPHERALS--0.36%
   7,500   Houghton Mifflin......................................        607,500
                                                                    ------------
           FINANCIAL SERVICES--1.47%
  45,000   American Express (DECS)...............................      2,497,500
                                                                    ------------
           GOLD & PRECIOUS METALS--1.19%
  70,000   Freeport--McMoran Copper & Gold.......................      2,012,500
                                                                    ------------
           INDUSTRIAL GOODS &
           EQUIPMENT--1.18%
  35,000   Sonoco Products, Series A.............................      1,999,375
                                                                    ------------
           INSURANCE--0.60%
  25,000   Allstate Corp. .......................................      1,025,000
                                                                    ------------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON EQUITY INCOME FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                                      MARKET VALUE
 ---------                                                     ------------

            CONVERTIBLE PREFERRED STOCKS (CONTINUED)
            OIL & GAS--1.67%
     80,000 Atlantic Richfield Co. .........................   $  1,880,000
     40,000 Enron Corp. ....................................        960,000
                                                               ------------
                                                                  2,840,000
                                                               ------------
            PHARMACEUTICALS--1.54%
     11,000 Lehman 6.5% Amgen Yield Enhanced Equity Linked
            Debt Securities ("YEELDS")......................        671,000
     30,000 Salomon 6.5% Amgen Yield Enhanced Equity Linked
            Debt Securities ("YEELDS")......................      1,948,125
                                                               ------------
                                                                  2,619,125
                                                               ------------
            STEEL--0.59%
     30,000 AK Steel........................................      1,005,000
                                                               ------------
            TOTAL CONVERTIBLE
            PREFERRED STOCKS
            (Cost $19,700,503)..............................     24,823,527
                                                               ------------

 PRINCIPAL
   AMOUNT
 ---------

            CONVERTIBLE BONDS--8.22%
            BUSINESS SERVICES--0.88%
 $1,250,000 Olsten, 4.875%, 5/15/03.........................      1,493,750
                                                               ------------
            COMMUNICATIONS &
            ENTERTAINMENT--1.34%
  1,700,000 Comcast, 3.375%, 9/09/05........................      1,595,875
    663,750 Time Warner, 8.75%, 1/10/15.....................        687,811
                                                               ------------
                                                                  2,283,686
                                                               ------------
            HEALTH CARE & HOSPITAL MANAGEMENT--1.18%
  1,250,000 HEALTHSOUTH Rehabilitation Corp.,
            5.00%, 4/01/01..................................      2,009,375
                                                               ------------
            INDUSTRIAL GOODS &
            EQUIPMENT--0.30%
    500,000 LaFarge Corp, 7.00%, 7/01/13                            509,375
                                                               ------------

  PRINCIPAL                                                       MARKET
   AMOUNT                                                          VALUE
  ---------                                                     -----------

             CONVERTIBLE BONDS (CONTINUED)
             OIL--DOMESTIC--0.75%
 $ 1,000,000 Pennzoil, 6.50%, 1/15/03........................   $ 1,265,000
                                                                -----------
             REAL ESTATE INVESTMENT
             TRUSTS--0.91%
   1,500,000 Liberty Property Trust, 8.00%, 7/01/01..........     1,546,875
                                                                -----------
             RESORTS & ENTERTAINMENT--0.50%
     600,000 Carnival Cruise Lines Inc., 4.50%, 7/01/97......       850,500
                                                                -----------
             RETAIL--SPECIALTY STORES--0.69%
   1,000,000 Baby Superstore, 4.875%, 10/01/00...............     1,171,250
                                                                -----------
             SEMICONDUCTORS--0.49%
     900,000 VLSI Technology Inc., 8.25%, 10/01/05...........       830,250
                                                                -----------
             TEXTILES--0.59%
   1,000,000 Unifi Inc., 6.00%, 3/15/02......................     1,007,500
                                                                -----------
             UTILITIES--GAS--0.59%
   1,000,000 Noble Affiliates Inc., 4.25%, 11/01/03..........     1,002,500
                                                                -----------
             TOTAL CONVERTIBLE BONDS
             (Cost $12,461,247)..............................    13,970,061
                                                                -----------
             REPURCHASE
             AGREEMENT--6.31%
  10,712,000 Repurchase agreement with Deutsche Bank, 6.00%, due 1/02/96, repurchase price $10,719,141
             (Collateral--Various U.S. Governmental Agency
             Debt Instruments, 0.00%-6.96%, 3/30/98-11/01/05;
             aggregate market value plus accrued interest
             $10,927,167)
             (Cost $10,712,000)..............................    10,712,000
                                                                -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON EQUITY INCOME FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                           STRIKE    MARKET
 CONTRACTS                                                 PRICE     VALUE
 ---------                                                 ------ ------------
           PURCHASED PUT
           OPTIONS--0.16%
  *   90   Motorola, Inc. expiration 1/20/96............     70   $    115,875
  *   90   Motorola, Inc. expiration 1/20/96............     75        165,375
  *  105   S&P 500, expiration 1/20/96 .................    540          1,312
                                                                  ------------
           TOTAL PURCHASED PUT OPTIONS (Cost $84,293)...               282,562
                                                                  ------------
           TOTAL INVESTMENTS BEFORE OUTSTANDING WRITTEN
           CALL OPTIONS (Cost $141,084,688)--(a) 99.87%.           169,622,022
                                                                  ------------
           OUTSTANDING WRITTEN
           CALL OPTIONS--(0.46)%
  *  105   S&P 500,
           expiration 1/20/96 (Premium Received
           $595,540)....................................              (788,156)
                                                                  ------------
           TOTAL INVESTMENTS NET OF OUTSTANDING WRITTEN
           CALL OPTIONS (Cost $140,489,148) 99.41%......           168,833,866
           Cash, receivables, and other assets less
           liabilities--0.59%...........................             1,006,979
                                                                  ------------
           NET ASSETS--100.00%                                    $169,840,845
                                                                  ------------

*  Non-income producing security.
ACES Automatic Common Exchange Securities.
ADR American Depository Receipt.
DECS Debt Exchangeable for Common Stock.
(a) The cost stated also represents the aggregate cost for Federal income tax purposes. At December 31, 1995, net unrealized appreciation was $28,537,334 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $29,110,435 and aggregate gross unrealized depreciation of $573,101.

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON EQUITY INCOME FUND
------
     Statement of Assets and Liabilities      Statement of Operations


     DECEMBER 31, 1995                        FOR THE YEAR ENDED DECEMBER 31,
                                              1995

--------------------------------------------------------------------------------

ASSETS:
 Investments at market value, (Identified cost $141,084,688)...... $169,622,022
 Receivables:
  Investments sold................................................    4,043,951
  Interest........................................................      241,709
  Dividends.......................................................      439,149
  Capital stock sold..............................................      134,283
 Deferred organization costs and other assets.....................       34,083
                                                                   ------------
  TOTAL ASSETS....................................................  174,515,197
                                                                   ------------
LIABILITIES:
 Payables:
  Due to custodian................................................      443,987
  Investments purchased...........................................    2,816,582
  Capital stock repurchased.......................................       10,595
  Dividends.......................................................      433,456
  Services provided by The Bank of New York and Administrator.....      130,678
 Outstanding call options written (premiums received $595,540)....      788,156
 Accrued expenses and other liabilities...........................       50,898
                                                                   ------------
  TOTAL LIABILITIES...............................................    4,674,352
                                                                   ------------
NET ASSETS:
 (applicable to 13,077,388 shares issued and outstanding; 200 million shares of $.001 par value authorized)................... $169,840,845
                                                                   ------------
 Net asset value, offering price and repurchase price per share
  ($169,840,845/13,077,388 shares)                                 $      12.99
                                                                   ------------
 Maximum public offering price per share ($12.99/.955)............ $      13.60
                                                                   ------------
SOURCES OF NET ASSETS:
 Capital stock @ par.............................................. $     13,077
 Capital surplus..................................................  141,336,546
 Undistributed net investment income..............................       65,503
 Accumulated net realized gain on investments.....................       81,001
 Net unrealized appreciation on investments.......................   28,344,718
                                                                   ------------
NET ASSETS........................................................ $169,840,845
                                                                   ------------

INVESTMENT INCOME:
 Dividends (net of foreign withholding taxes of $37,401).......... $ 3,939,692
 Interest.........................................................   1,782,826
                                                                   -----------
  TOTAL INCOME....................................................   5,722,518
                                                                   -----------
EXPENSES:
 Advisory ........................................................     936,192
 Administration...................................................     312,064
 Accounting services..............................................      60,000
 Custodian........................................................      44,187
 Cash management..................................................      12,214
 Transfer agent...................................................      68,048
 Audit............................................................      13,253
 Insurance........................................................      12,158
 Directors .......................................................      15,797
 Reports to shareholders..........................................      17,242
 Registration and filings.........................................      21,066
 Legal............................................................      19,880
 Other............................................................      33,199
                                                                   -----------
  TOTAL EXPENSES..................................................   1,565,300
                                                                   -----------
  NET INVESTMENT INCOME...........................................   4,157,218
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--
 Net realized gain on investment transactions.....................   7,628,369
 Net realized loss on written call options........................    (899,162)
                                                                   -----------
 Net realized gain on investments.................................   6,729,207
                                                                   -----------
 Increase in unrealized appreciation on investments during the year............................................................  24,785,096
 Decrease in unrealized appreciation on written call options......     (56,128)
                                                                   -----------
 Net unrealized gain on investments during the year...............  24,728,968
                                                                   -----------
 Net realized and unrealized gain on investments..................  31,458,175
                                                                   -----------
 Net increase in net assets resulting from operations............. $35,615,393
                                                                   -----------
See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON EQUITY INCOME FUND
------
     Statements of Changes in Net Assets




--------------------------------------------------------------------------------


                                                     YEAR ENDED DECEMBER 31,
                                                    --------------------------
                                                        1995          1994
                                                    ------------  ------------
OPERATIONS:
 Net investment income............................. $  4,157,218  $  3,803,163
 Net realized gain (loss) on investments...........    6,729,207    (5,126,955)
 Net unrealized gain (loss) on investments during
  the year.........................................   24,728,968    (2,206,579)
                                                    ------------  ------------
  Net increase (decrease) in net assets resulting
   from operations.................................   35,615,393    (3,530,371)
                                                    ------------  ------------
DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS:
 Dividends from net investment income..............   (4,143,915)   (3,767,657)
 Distribution from capital gains...................   (1,521,251)           --
                                                    ------------  ------------
  Total dividends and distribution to shareholders.   (5,665,166)   (3,767,657)
                                                    ------------  ------------
CAPITAL STOCK TRANSACTIONS:
 Proceeds from capital stock sold..................   28,650,069    51,788,650
 Proceeds from reinvestment of dividends and
  distribution.....................................    3,841,802     2,380,531
 Cost of capital stock repurchased.................  (27,731,884)  (24,589,231)
                                                    ------------  ------------
  Net increase in net assets resulting from capital
   stock transactions..............................    4,759,987    29,579,950
                                                    ------------  ------------
   INCREASE IN NET ASSETS..........................   34,710,214    22,281,922
NET ASSETS:
 Beginning of year.................................  135,130,631   112,848,709
                                                    ------------  ------------
 End of year....................................... $169,840,845  $135,130,631
                                                    ------------  ------------
CHANGE IN CAPITAL STOCK OUTSTANDING:
 Shares sold.......................................    2,490,205     4,656,303
 Shares issued on reinvestment of dividends and
  distribution.....................................      312,500       218,778
 Shares repurchased................................   (2,352,875)   (2,235,781)
                                                    ------------  ------------
  Net increase.....................................      449,830     2,639,300
 Shares outstanding, beginning of year.............   12,627,558     9,988,258
                                                    ------------  ------------
 Shares outstanding, end of year...................   13,077,388    12,627,558
                                                    ------------  ------------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON EQUITY INCOME FUND
------
     Financial Highlights




--------------------------------------------------------------------------------

                                                                    FOR THE
                                                                     PERIOD
                                                                   AUGUST 10,
                                                                     1992*
                                     YEAR ENDED DECEMBER 31,        THROUGH
                                    -----------------------------   DECEMBER
                                      1995      1994       1993     31, 1992
                                    --------  --------   --------  ----------
PER SHARE DATA:
Net asset value at beginning of
 period...........................  $  10.70  $  11.30    $ 10.43   $ 10.00
                                    --------  --------   --------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............      0.32      0.31       0.29      0.11
Net realized and unrealized gain
 (loss) on investments............      2.41     (0.60)      0.94      0.47
                                    --------  --------   --------   -------
 Total from investment operations.      2.73     (0.29)      1.23      0.58
                                    --------  --------   --------   -------
DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
 income...........................     (0.32)    (0.31)     (0.28)    (0.12)
Distributions from capital gains..     (0.12)      --       (0.08)    (0.03)
                                    --------  --------   --------   -------
 Total dividends and
  distributions...................     (0.44)    (0.31)     (0.36)    (0.15)
                                    --------  --------   --------   -------
Net asset value at end of period..  $  12.99  $  10.70   $  11.30   $ 10.43
                                    --------  --------   --------   -------
TOTAL RETURN+.....................     25.78%    (2.58)%    11.94%     5.86%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000's omitted)..................  $169,841  $135,131   $112,849   $20,440
Ratio to average net assets of:
 Expenses, net of waiver from The
  Bank of New York................      1.00%     1.04%      1.09%     1.10%***
 Expenses, prior to waiver from
  The Bank of New York............      1.00%     1.04%      1.12%     2.12%***
 Net investment income, net of
  waiver from The Bank of New
  York............................      2.66%     2.89%      2.82%     3.33%***
Portfolio turnover rate...........        58%       51%        50%       25%
Average commission rate paid per
 share traded.....................  $  .0557


* Commencement of investment operations.
** Not annualized.
*** Annualized.
+ Total return does not consider the effect of the sales load.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
     Schedule of Investments

     DECEMBER 31, 1995

--------------------------------------------------------------------------------
 PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
 ---------                                                          -----------
            U.S. GOV'T AGENCIES & OBLIGATIONS--80.38%
            UNITED STATES GOVERNMENT AGENCY SECURITIES--45.50%
            Federal Home Loan Bank,
 $1,000,000 5.75%, 3/10/97.......................................   $ 1,005,472
    500,000 5.25%, 7/16/97.......................................       496,743
  4,000,000 5.37%, 11/3/00.......................................     3,951,180
            Federal Home Loan Mortgage Corporation,
    500,000 5.80%, 7/7/98........................................       503,782
    500,000 5.76%, 7/13/98.......................................       499,103
  3,100,000 6.33%, 2/16/00.......................................     3,102,210
    500,000 7.84%, 4/26/00.......................................       504,371
  1,000,000 5.55%, 9/7/00........................................       988,580
  3,300,000 6.61%, 3/4/03........................................     3,354,123
            Federal National Mortgage Association,
    500,000 5.35%, 8/12/98.......................................       497,448
  3,100,000 6.20%, 7/10/03.......................................     3,074,282
            Tennessee Valley Authority,
  1,500,000 6.25%, 8/1/99........................................     1,524,602
  1,000,000 6.00%, 11/1/00.......................................     1,014,507
  5,000,000 6.125%, 7/15/03......................................     5,019,285
  2,000,000 6.375%, 6/15/05......................................     2,062,124
                                                                    -----------
                                                                     27,597,812
                                                                    -----------
            UNITED STATES TREASURY
            BONDS--6.35%
  3,500,000 7.625%, 2/15/07......................................     3,851,089
                                                                    -----------
            UNITED STATES TREASURY
            NOTES--27.28%
  1,600,000 5.625%, 1/31/98......................................     1,613,000
  1,600,000 5.875%, 8/15/98......................................     1,625,000
  2,500,000 6.375%, 1/15/99......................................     2,577,340
  2,000,000 6.75%, 6/30/99.......................................     2,090,622
  1,000,000 6.375%, 7/15/99......................................     1,033,436
  1,500,000 6.875%, 8/31/99......................................     1,575,937
  1,000,000 6.375%, 1/15/00......................................     1,037,186
  2,750,000 6.75%, 4/30/00.......................................     2,894,375
  2,000,000 6.375%, 8/15/02......................................     2,101,250
                                                                    -----------
                                                                     16,548,146
                                                                    -----------
            UNITED STATES TREASURY--
            STRIPPED PRINCIPAL--1.25%
  1,000,000 0.00%, 2/15/01.......................................       760,869
                                                                    -----------
            TOTAL U.S. GOV'T AGENCIES & OBLIGATIONS
            (Cost $48,610,687)                                       48,757,916
                                                                    -----------

 PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
 ---------                                                          -----------

            MORTGAGE BACKED
            SECURITIES--8.44%
            Federal National Mortgage Association,
 $1,346,499 Pool # 195152, 7.00%, 1/1/08.........................   $ 1,371,489
  1,018,513 Pool # 124118, 9.00%, 3/1/22.........................     1,077,596
            Government National Mortgage Association,
    183,760 Pool # 204365, 9.00%, 3/15/17........................       195,635
    436,883 Pool # 780047, 9.00%, 12/15/17.......................       465,113
    947,478 Pool # 354859, 9.00%, 7/15/24........................     1,003,438
    963,116 Pool # 407323, 8.25%, 4/15/25........................     1,006,757
                                                                    -----------
            TOTAL MORTGAGE BACKED SECURITIES (Cost $5,077,910)...     5,120,028
                                                                    -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS--9.27%
            Federal Home Loan Mortgage Corporation,
  1,436,516 Series 1317E, 7.00%, 6/15/04.........................     1,449,142
    500,000 Series 1202E, 7.00%, 7/15/05.........................       511,184
    500,000 Series 1467D, 6.70%, 8/15/05.........................       508,149
            Federal National Mortgage Association,
  2,000,000 Series 1991--137, 8.30%, 6/25/20                          2,062,118
            Government National Mortgage Association,
  1,067,000 Series 1995-2 D, 8.50%, 11/20/15                          1,094,848
                                                                    -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost $5,610,225)....................................     5,625,441
                                                                    -----------
            ASSET BACKED SECURITIES--0.11%
     64,333 General Motors Acceptance Corporation, Grantor Trust
            1992-E, Class A,
            4.75%, 8/15/97 (Cost $64,303)........................        64,094
                                                                    -----------
            REPURCHASE AGREEMENT--0.25%
    153,000 Repurchase agreement with Deutsche Bank, 6.00%, due
            1/2/96, repurchase price $153,102 (Collateral--
            Federal Home Loan Bank Note, 6.29%, 10/20/99;
            aggregate market value plus accrued interest
            $158,238)
            (Cost $153,000)......................................       153,000
                                                                    -----------
            TOTAL INVESTMENTS--
            (Cost $59,516,125)--(a) 98.45%.......................    59,720,479
            Cash, receivables and other assets less liabilities--
            1.55%................................................       938,442
                                                                    -----------
            NET ASSETS--100.00%..................................   $60,658,921

                                                                    -----------

See notes to financial statements.

(a) The cost stated also represents the aggregate cost for Federal income tax purposes. At December 31, 1995, net unrealized appreciation was $204,354 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $557,150 and aggregate gross unrealized depreciation of $352,796.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
------
     Statement of Assets and Liabilities      Statement of Operations


     DECEMBER 31, 1995                        DECEMBER 31, 1995

--------------------------------------------------------------------------------

ASSETS:
 Investments at market value,
  (Identified cost $59,516,125)................................... $59,720,479
 Receivables:
  Investments sold................................................     205,991
  Interest........................................................   1,118,718
  Capital stock sold..............................................      14,238
 Deferred organization costs and other assets.....................      29,224
                                                                   -----------
  TOTAL ASSETS....................................................  61,088,650
                                                                   -----------
LIABILITIES:
 Payables:
  Due to custodian................................................     210,375
  Capital stock repurchased.......................................      33,650
  Dividends.......................................................      92,074
  Services provided by The Bank of New York and Administrator.....      49,263
 Accrued expenses and other liabilities...........................      44,367
                                                                   -----------
  TOTAL LIABILITIES...............................................     429,729
                                                                   -----------
NET ASSETS:
 (applicable to 6,102,102 shares issued and outstanding; 200 million shares of $.001 par value authorized)................... $60,658,921
                                                                   -----------
 Net asset value, offering price and repurchase price per share
  ($60,658,921/6,102,102 shares).................................. $      9.94
                                                                   -----------
 Maximum public offering price per share ($9.94/.97).............. $     10.25
                                                                   -----------
SOURCES OF NET ASSETS:
 Capital stock @ par.............................................. $     6,102
 Capital surplus..................................................  62,558,550
 Accumulated net realized loss on investments.....................  (2,110,085)
 Net unrealized appreciation on investments.......................     204,354
                                                                   -----------
NET ASSETS........................................................ $60,658,921
                                                                   -----------

INVESTMENT INCOME:
 Interest.......................................................... $4,059,514
                                                                    ----------
EXPENSES:
 Advisory..........................................................    308,254
 Administration....................................................    123,302
 Accounting services...............................................     60,000
 Custodian.........................................................     27,959
 Cash management...................................................      9,504
 Transfer agent....................................................     26,812
 Audit.............................................................     11,720
 Insurance.........................................................      5,761
 Directors.........................................................     15,797
 Reports to shareholders...........................................      8,007
 Registration and filing...........................................     14,526
 Legal.............................................................     17,581
 Other.............................................................     23,708
                                                                    ----------
  TOTAL EXPENSES...................................................    652,931
                                                                    ----------
  NET INVESTMENT INCOME............................................  3,406,583
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--
 Net realized loss on investment transactions......................   (704,447)
 Increase in unrealized appreciation on investments during the year.............................................................  6,144,249
                                                                    ----------
 Net realized and unrealized gain on investments...................  5,439,802
                                                                    ----------
 Net increase in net assets resulting from operations.............. $8,846,385
                                                                    ----------
See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
------
     Statements of Changes in Net Assets




--------------------------------------------------------------------------------

                                                      YEAR ENDED DECEMBER 31,
                                                      ------------------------
                                                         1995         1994
                                                      -----------  -----------
OPERATIONS:
 Net investment income............................... $ 3,406,583  $ 3,586,566
 Net realized loss on investments....................    (704,447)  (1,410,871)
 Increase in unrealized appreciation (depreciation)
  on investments during the year.....................   6,144,249   (6,070,522)
                                                      -----------  -----------
  Net increase (decrease) in net assets resulting
   from operations...................................   8,846,385   (3,894,827)
                                                      -----------  -----------
DIVIDENDS TO SHAREHOLDERS:
 Dividends from net investment income................  (3,406,583)  (3,586,566)
                                                      -----------  -----------
CAPITAL STOCK TRANSACTIONS:
 Proceeds from capital stock sold....................  10,197,215   16,386,289
 Proceeds from reinvestment of dividends.............   2,247,470    2,258,630
 Cost of capital stock repurchased................... (16,553,657) (23,904,747)
                                                      -----------  -----------
  Decrease in net assets resulting from capital stock
   transactions......................................  (4,108,972)  (5,259,828)
                                                      -----------  -----------
    INCREASE (DECREASE) IN NET ASSETS................   1,330,830  (12,741,221)
NET ASSETS:
 Beginning of year...................................  59,328,091   72,069,312
                                                      -----------  -----------
 End of year......................................... $60,658,921  $59,328,091
                                                      -----------  -----------
CHANGE IN CAPITAL STOCK OUTSTANDING:
 Shares sold.........................................   1,074,090    1,684,218
 Shares issued on reinvestment of dividends..........     233,341      238,683
 Shares repurchased..................................  (1,726,729)  (2,521,236)
                                                      -----------  -----------
  Net decrease.......................................    (419,298)    (598,335)
 Shares outstanding, beginning of year...............   6,521,400    7,119,735
                                                      -----------  -----------
 Shares outstanding, end of year.....................   6,102,102    6,521,400
                                                      -----------  -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
     Financial Highlights


--------------------------------------------------------------------------------

                                                                  FOR THE
                                                                   PERIOD
                                                                 AUGUST 10,
                                                                   1992*
                                     YEAR ENDED DECEMBER 31,      THROUGH
                                     --------------------------   DECEMBER
                                      1995     1994      1993     31, 1992
                                     -------  -------   -------  ----------
PER SHARE DATA:
Net asset value at beginning of
 period............................  $  9.10  $ 10.12   $  9.87   $ 10.00
                                     -------  -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............     0.53     0.50      0.51      0.18
Net realized and unrealized gain
 (loss) on investments.............     0.84    (1.02)     0.27     (0.13)
                                     -------  -------   -------   -------
 Total from investment operations..     1.37    (0.52)     0.78      0.05
                                     -------  -------   -------   -------
DIVIDENDS AND DISTRIBUTION
Dividends from net investment
 income............................    (0.53)   (0.50)    (0.51)    (0.18)
Distribution from capital gains....      --       --      (0.02)      --
                                     -------  -------   -------   -------
 Total dividends and distribution..    (0.53)   (0.50)    (0.53)    (0.18)
                                     -------  -------   -------   -------
Net asset value at end of period...  $  9.94  $  9.10   $ 10.12   $  9.87
                                     -------  -------   -------   -------
TOTAL RETURN+......................    15.40%   (5.17)%    8.03%     0.51%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's
 omitted)..........................  $60,659  $59,328   $72,069   $25,575
Ratio to average net assets of:
 Expenses, net of waiver from The
  Bank of New York.................     1.06%    1.07%     0.86%     0.75%***
 Expenses, prior to waiver from The
  Bank of New York.................     1.06%    1.10%     1.15%     1.64%***
 Net investment income, net of
  waiver from The Bank of New York.     5.52%    5.30%     5.04%     4.62%***
Portfolio turnover rate............       48%      49%       67%       63%

* Commencement of investment operations.
** Not annualized.
*** Annualized.
+ Total return does not consider the effect of the sales load.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Schedule of Investments

     DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                         *MOODY'S
 PRINCIPAL                                 /S&P   INTEREST MATURITY   MARKET
   AMOUNT                                RATINGS    RATE     DATE      VALUE
 ---------                               -------- -------- -------- -----------
 [C]        [S]                          [C]      [C]      [C]      [C]
            MUNICIPAL BONDS--96.60%
            EDUCATION--10.07%
 $  235,000 Dutchess County, New York
            IDA Civic Facility
            Revenue, Bard College.....     A/NR    6.000%  11/01/99 $   245,516
    250,000 New York State Dormitory
            Authority,
            Columbia University.......   Aaa/AA+   5.000   07/01/00     258,755
  1,000,000 New York State Dormitory
            Authority,
            Cornell University........    Aa/AA    4.600   07/01/00   1,020,790
  1,000,000 New York State Dormitory
            Authority, New York
            University, MBIA Insured+.   Aaa/AAA   5.500   07/01/04   1,064,210
  1,000,000 New York State Dormitory
            Authority, Strong Hospital
            (University of Rochester).    A1/A+    5.000   07/01/02   1,025,090
    500,000 New York State Dormitory
            Authority,
            University of Rochester...    A1/A+    4.700   07/01/00     508,725
                                                                    -----------
                                                                      4,123,086
                                                                    -----------
            GENERAL OBLIGATION--11.25%
    500,000 Monroe County, New York,
            MBIA Insured+.............   Aaa/AAA   4.800   06/01/02     514,450
     60,000 Monroe County, New York
            Series B, Unrefunded
            Balance, Callable 6/01/98.    A1/AA-   7.000   06/01/03      64,653
  1,000,000 New York State, General
            Obligation................     A/A-    4.600   03/15/01   1,009,160
  1,000,000 New York State, General
            Obligation................     A/A-    5.125   06/15/04   1,030,070
    500,000 New York State Municipal
            Bond Bank Agency
            (City of Rochester).......    NR/A+    5.750   03/15/96     502,070
    500,000 New York State Municipal
            Bond Bank Agency
            (City of Rochester).......    NR/A+    6.400   03/15/01     541,000
    950,000 Town of New Castle, New
            York
            (Westchester County) .....    Aa/NR    4.000   06/01/00     943,132
                                                                    -----------
                                                                      4,604,535
                                                                    -----------


See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                          *MOODY'S
 PRINCIPAL                                  /S&P   INTEREST MATURITY   MARKET
  AMOUNT                                  RATINGS    RATE     DATE     VALUE
 ---------                                -------- -------- -------- ----------
           MUNICIPAL BONDS (CONTINUED)
           HEALTH CARE--4.53%
 $ 500,000 New York State Medical Care
           Facilities--
           Downstate Medical Center....    NR/AAA   5.700%  02/15/04 $  537,690
   305,000 New York State Medical Care
           Facilities--
           Millard Fillmore Hospital
           FHA.........................    Aa/AA    5.600   02/15/02    316,983
 1,000,000 New York State Medical Care
           Facilities--
           Mount Sinai Hospital FHA....    NR/AAA   4.500   02/15/96  1,001,060
                                                                     ----------
                                                                      1,855,733
                                                                     ----------
           HOUSING--1.24%
   500,000 New York State Mortgage
           Revenue Agency..............    Aa/NR    5.300   04/01/04    508,855
                                                                     ----------
           INDUSTRIAL DEVELOPMENT BONDS--3.73%
   500,000 Puerto Rico Industrial
           Medical Environmental PCR,
           Intel Corp., Put Option
           9/01/98.....................     A2/A    4.000   09/01/13    501,110
 1,000,000 Westchester County
           Industrial Development
           Authority...................   Aaa/AAA   4.850   07/01/00  1,024,780
                                                                     ----------
                                                                      1,525,890
                                                                     ----------
           PREREFUNDED/ESCROWED/US GUARANTEED--
           4.56%
   990,000 New York State Housing
           Finance Agency ETM State
           University Construction.....   Aaa/AAA   6.500   11/01/06  1,097,266
   351,000 Puerto Rico Aqueduct & Sewer
           Authority ETM...............   Aaa/AAA   4.200   07/01/00    349,719
   415,000 Puerto Rico Aqueduct & Sewer
           Authority ETM...............   Aaa/AAA   4.500   07/01/02    420,914
                                                                     ----------
                                                                      1,867,899
                                                                     ----------
           SPECIAL TAX--14.79%
 1,000,000 Municipal Assistance Corp.
           Series 67...................    Aa/AA-   7.200   07/01/99  1,098,900
 1,000,000 New York State Local
           Government Assistance Corp..     A/A     6.400   04/01/97  1,030,640
   300,000 New York State Local
           Government Assistance Corp..     A/A     6.700   04/01/00    327,948
 1,000,000 New York State Local
           Government Assistance Corp..     A/A     5.300   04/01/00  1,039,230
   340,000 New York State Local
           Government Assistance Corp..     A/A     6.750   04/01/02    376,397
   655,000 New York State Local
           Government Assistance Corp..     A/A     5.000   04/01/02    672,279
   500,000 New York State Local
           Government Assistance Corp..     A/A     4.800   04/01/05    499,595
 1,000,000 New York State Thruway
           Authority Highway & Bridge
           Trust Fund..................     A/A-    4.750   04/01/98  1,008,230
                                                                     ----------
                                                                      6,053,219
                                                                     ----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                    *MOODY'S
 PRINCIPAL                                                            /S&P    INTEREST MATURITY   MARKET
   AMOUNT                                                            RATINGS    RATE     DATE      VALUE
 ---------                                                          --------- -------- -------- -----------
            MUNICIPAL BONDS (CONTINUED)
            STATE APPROPRIATION--15.78%
 $  420,000 Metropolitan Transportation Authority................   Baa1/BBB+  5.100%  07/01/00 $   428,459
    450,000 New York State Dormitory Authority, State University.   Baa1/BBB+  7.100   05/15/98     477,275
    900,000 New York State Dormitory Authority, State University.   Baal/BBB+  5.200   05/15/03     899,946
    500,000 New York State Dormitory Authority, State University.   Baal/BBB+  5.500   05/15/07     503,330
  1,400,000 New York State Dormitory Authority, Upstate Community
            Colleges.............................................   Baa1/BBB-  4.500   07/01/00   1,377,600
    500,000 New York State Medical Care Facilities--Mental
            Health...............................................   Baa1/BBB+  4.600   08/15/99     498,490
    275,000 New York State Medical Care Facilities--Mental
            Health...............................................   Baa1/BBB+  4.700   02/15/01     269,409
    505,000 New York State Medical Care Facilities--Mental
            Health...............................................   Baa1/BBB+  4.700   08/15/01     493,097
    480,000 New York State Medical Care Facilities--Mental
            Health...............................................   Baa1/BBB+  6.100   08/15/02     504,749
  1,000,000 New York State Thruway Authority Service Contract....   Baa1/BBB   5.000   04/01/00   1,007,540
                                                                                                -----------
                                                                                                  6,459,895
                                                                                                -----------
            TRANSPORTATION--18.24%
    625,000 New York State Thruway Authority General Revenue.....     A1/A     5.125   01/01/00     643,556
  1,500,000 New York State Thruway Authority General Revenue.....     A1/A     5.250   01/01/01   1,552,635
  1,000,000 Niagara Falls Bridge Commission Toll Revenue, FGIC
            Insured+.............................................    Aaa/AAA   5.000   10/01/06   1,012,250
    650,000 Port Authority of New York & New Jersey..............    A1/AA-    5.100   08/01/01     673,933
    500,000 Port Authority of New York & New Jersey..............    A1/AA-    6.100   10/15/02     548,185
  1,000,000 Port Authority of New York & New Jersey..............    A1/AA-    5.300   08/01/03   1,048,290
    500,000 Triborough Bridge & Tunnel Authority General Purpose.     Aa/A+    6.600   01/01/96     500,080
    500,000 Triborough Bridge & Tunnel Authority General Purpose.     Aa/A+    4.100   01/01/01     494,430
  1,000,000 Triborough Bridge & Tunnel Authority General Purpose.     Aa/A+    4.300   01/01/02     993,730
                                                                                                -----------
                                                                                                  7,467,089
                                                                                                -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                       *MOODY'S
 PRINCIPAL                               /S&P   INTEREST   MATURITY   MARKET
   AMOUNT                              RATINGS    RATE       DATE      VALUE
 ---------                             -------- --------   -------- -----------
            MUNICIPAL BONDS (CONTINUED)
            UTILITY--10.00%
 $  300,000 Great Neck North Water
            Authority, New York.....     A1/A-   6.900%    01/01/00 $   329,229
    250,000 New York State
            Environment Facs. Corp.
            State Water.............   Aaa/AAA   6.000     05/15/02     271,730
    500,000 New York State Envir.
            Fac. Corp. PCR Water
            Revol...................    Aa/A-    5.100     06/15/00     518,740
    400,000 New York State Envir.
            Fac. Corp. PCR Water
            Revol...................   Aaa/AAA   6.300     09/15/00     435,356
    500,000 New York State Power
            Authority...............    Aa/AA    7.500     01/01/02     540,115
    250,000 Onondaga County, New
            York Water Authority....     A1/A    6.250     01/15/98     260,515
    700,000 Suffolk County Water
            Authority, New York MBIA
            Insured+................   Aaa/AAA   4.800     06/01/97     709,968
  1,000,000 Suffolk County Water
            Authority, New York MBIA
            Insured+................   Aaa/AAA   4.800     06/01/00   1,025,170
                                                                    -----------
                                                                      4,090,823
                                                                    -----------
            OTHER--2.41%
    340,000 New York City, Trust For
            Cultural Resources
            Museum MOMA--AMBAC
            Insured+................   Aaa/AAA   4.900     01/01/01     349,251
    240,000 New York City, Trust For
            Cultural Resources
            Museum MOMA--AMBAC
            Insured+................   Aaa/AAA   5.000     01/01/02     247,783
    350,000 New York City, Trust For
            Cultural Resources
            Museum MOMA--AMBAC
            Insured+................   Aaa/AAA   6.300     01/01/03     387,940
                                                                    -----------
                                                                        984,974
                                                                    -----------
            TOTAL MUNICIPAL BONDS
            (Cost $38,587,654)......                                 39,541,998
                                                                    -----------
            SHORT-TERM NOTES--1.22%
    500,000 Mamaroneck, New York
            School District TAN
            (Cost $500,215).........    NR/NR    4.000     02/06/96     500,105
                                                                    -----------
            TAX-EXEMPT MONEY MARKET FUND--
            0.80%
    325,099 Dreyfus New York
            Municipal Cash
            Management
            (Cost $325,099).........    NR/NR    4.300(a)               325,099
                                                                    -----------
            TOTAL INVESTMENTS (Cost
            $39,412,968)(b)--98.62%.                                 40,367,202
            Cash, receivables, and
            other assets less
            liabilities--1.38%......                                    563,733
                                                                    -----------
            NET ASSETS--100.00%.....                                $40,930,935
                                                                    -----------

            NR Not rated by Moody's or Standard & Poor's ("S&P").
            TAN Tax Anticipation Note.
            *   Ratings are not audited by Deloitte & Touche LLP.
            + Insured or guaranteed by the indicated municipal bond insurance corporation.
            (a) Represents annualized yield at December 31, 1995.
            (b) The cost stated also represents the aggregate cost for Federal income tax purposes. At December 31, 1995, net unrealized appreciation was $954,234 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $970,501 and aggregate gross unrealized depreciation of $16,267.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
------
     Statement of Assets and Liabilities      Statement of Operations


     DECEMBER 31, 1995                        FOR THE YEAR ENDED DECEMBER 31,
                                              1995

--------------------------------------------------------------------------------

ASSETS:
 Investments at market value,
  (Identified cost $39,412,968)................................... $40,367,202
 Receivables:
  Investments sold................................................         394
  Interest........................................................     693,977
  Capital stock sold..............................................          97
 Deferred organization costs and other assets.....................      30,469
                                                                   -----------
  TOTAL ASSETS....................................................  41,092,139
                                                                   -----------
LIABILITIES:
 Payables:
  Capital stock repurchased.......................................         115
  Dividends.......................................................      85,045
  Services provided by The Bank of New York and Administrator.....      23,170
 Accrued expenses and other liabilities...........................      52,874
                                                                   -----------
  TOTAL LIABILITIES...............................................     161,204
                                                                   -----------
NET ASSETS:
 (applicable to 3,959,525 shares issued and outstanding; 200 million shares of $.001 par value authorized)................... $40,930,935
                                                                   -----------
 Net asset value, offering price and repurchase price per share
  ($40,930,935/3,959,525 shares).................................. $     10.34
                                                                   -----------
 Maximum public offering price per share ($10.34/.97)............. $     10.66
                                                                   -----------
SOURCES OF NET ASSETS:
 Capital stock @ par.............................................. $     3,959
 Capital surplus..................................................  40,432,433
 Accumulated net realized loss on investments.....................    (459,691)
 Net unrealized appreciation on investments.......................     954,234
                                                                   -----------
NET ASSETS........................................................ $40,930,935
                                                                   -----------

INVESTMENT INCOME:
 Interest.......................................................... $2,069,668
                                                                    ----------
EXPENSES:
 Advisory..........................................................    216,014
 Administration....................................................     86,406
 Accounting services...............................................     60,000
 Custodian.........................................................     16,252
 Cash management...................................................     11,449
 Transfer agent....................................................     29,041
 Audit.............................................................     11,415
 Insurance.........................................................      4,545
 Directors.........................................................     15,797
 Reports to shareholders...........................................      6,026
 Registration and filing...........................................     14,994
 Legal.............................................................     17,123
 Other.............................................................     28,122
                                                                    ----------
  TOTAL EXPENSES...................................................    517,184
 Fees waived by The Bank of New York and Administrator.............   (128,360)
                                                                    ----------
  NET EXPENSES.....................................................    388,824
                                                                    ----------
  NET INVESTMENT INCOME............................................  1,680,844
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--
 Net realized loss on investment transactions......................    (75,562)
 Increase in unrealized appreciation on investments during the year.............................................................  3,351,479
                                                                    ----------
 Net realized and unrealized gain on investments...................  3,275,917
                                                                    ----------
 Net increase in net assets resulting from operations.............. $4,956,761
                                                                    ----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,
                                                      ------------------------
                                                         1995         1994
                                                      -----------  -----------
OPERATIONS:
 Net investment income............................... $ 1,680,844  $ 2,053,601
 Net realized loss on investments....................     (75,562)    (375,628)
 Increase in unrealized appreciation (depreciation)
  on investments during the year.....................   3,351,479   (3,814,746)
                                                      -----------  -----------
  Net increase (decrease) in net assets resulting
   from operations...................................   4,956,761   (2,136,773)
                                                      -----------  -----------
DIVIDENDS TO SHAREHOLDERS:
 Dividends from net investment income................  (1,680,844)  (2,053,601)
                                                      -----------  -----------
CAPITAL STOCK TRANSACTIONS:
 Proceeds from capital stock sold....................   4,068,695   11,933,747
 Proceeds from reinvestment of dividends.............     604,529      689,660
 Cost of capital stock repurchased................... (10,231,201) (21,090,712)
                                                      -----------  -----------
  Decrease in net assets resulting from capital stock
   transactions......................................  (5,557,977)  (8,467,305)
                                                      -----------  -----------
    DECREASE IN NET ASSETS...........................  (2,282,060) (12,657,679)
NET ASSETS:
 Beginning of year...................................  43,212,995   55,870,674
                                                      -----------  -----------
 End of year......................................... $40,930,935  $43,212,995
                                                      -----------  -----------
CHANGE IN CAPITAL STOCK OUTSTANDING:
 Shares sold.........................................     410,516    1,184,457
 Shares issued on reinvestment of dividends..........      59,793       69,568
 Shares repurchased..................................  (1,014,728)  (2,136,537)
                                                      -----------  -----------
  Net decrease.......................................    (544,419)    (882,512)
 Shares outstanding, beginning of year...............   4,503,944    5,386,456
                                                      -----------  -----------
 Shares outstanding, end of year.....................   3,959,525    4,503,944
                                                      -----------  -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Financial Highlights


--------------------------------------------------------------------------------

                                                                    FOR THE
                                                                     PERIOD
                                                                   AUGUST 10,
                                                                     1992*
                                    YEAR ENDED DECEMBER 31,         THROUGH
                                  ---------------------------       DECEMBER
                                   1995       1994        1993      31, 1992
                                   ----       ----      ---------  ----------
PER SHARE DATA:
Net asset value at beginning of
 period........................  $    9.59  $   10.37     $  9.97   $ 10.00
                                 ---------  ---------   ---------   -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income..........       0.39       0.39        0.38      0.15
Net realized and unrealized
 gain (loss) on investments....       0.75      (0.78)       0.40     (0.03)+
                                 ---------  ---------   ---------   -------
 Total from investment
  operations...................       1.14      (0.39)       0.78      0.12
                                 ---------  ---------   ---------   -------
DIVIDENDS
Dividends from net investment
 income........................      (0.39)     (0.39)      (0.38)    (0.15)
                                 ---------  ---------   ---------   -------
Net asset value at end of
 period........................  $   10.34  $    9.59   $   10.37   $  9.97
                                 ---------  ---------   ---------   -------
TOTAL RETURN++.................      12.08%     (3.81)%      7.99%     1.18%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000's omitted)...............    $40,931    $43,213     $55,871   $19,717
Ratio to average net assets of:
 Expenses, net of waiver from
  The Bank of New York and
  Administrator................       0.90%      0.85%       0.68%     0.60%***
 Expenses, prior to waiver from
  The Bank of New York and
  Administrator................       1.20%      1.20%       1.30%     1.96%***
 Net investment income, net of
  waiver from The Bank
  of New York and
  Administrator................       3.89%      3.92%       3.74%     3.79%***
Portfolio turnover rate........          4%        18%          6%       --

* Commencement of investment operations.
** Not annualized.
*** Annualized.
+ The amount shown is not in accordance with the change in the aggregate gains and losses of the portfolio securities during the period August 10, 1992 through December 31, 1992 due to the timing of sales and repurchases of shares of the Fund.
++Total return does not consider the effect of the sales load.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND BUSINESS

 The BNY Hamilton Funds, Inc. (the "Company") was organized as a Maryland Cor-poration on May 1, 1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently con-sists of four series: BNY Hamilton Money Fund (not included herein), BNY Hamil-ton Equity Income Fund, BNY Hamilton Intermediate Government Fund and BNY Ham-ilton Intermediate New York Tax-Exempt Fund (individually, a "Fund" and collec-tively, the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES
(A) SECURITY VALUATIONS
  BNY Hamilton Equity Income Fund (the "Equity Income Fund")
 Securities listed on a domestic securities exchange, including options on stock indexes, are valued based on the last sale price as of the close of regu-lar trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted secu-rities traded only on the over the counter market are valued at the average of the quoted bid and asked prices in the over-the-counter market.

 The market value of a written call option or a purchased put option is the last reported sale price on the principal exchange on which such option is traded or, if no sales are reported, the average between the last reported bid and asked prices.

  BNY Hamilton Intermediate Government Fund (the "Intermediate Government Fund") and BNY Hamilton Intermediate New York Tax-Exempt Fund (the "Inter-mediate New York Tax-Exempt Fund")
 Securities are valued using prices supplied daily by an independent pricing service or services that (l) are based on the last sale price on a national se-curities exchange, or in the absence of recorded sales, at the readily avail-able closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security, and (2) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions.

 Portfolio securities with a remaining maturity of 60 days or less are valued using the amortized cost method for all Funds.

 Securities for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Directors for all Funds.

(B) REPURCHASE AGREEMENTS
 The Funds' custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obli-gation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circum-stances, in the event of default or bankruptcy by the other party to the agree-ment, realization and/or retention of the collateral may be subject to legal proceedings.

(C) WRITTEN OPTIONS AND PURCHASED OPTIONS
 The Equity Income Fund enters into an option contract for the purpose of ei-ther hedging its exposure to the market fluctuations of the portfolio, or

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


an individual security position. The nature and risks associated with these se-curities are explained further in the Prospectus and Statement of Additional Information.

 When the Equity Income Fund writes a call option, it will receive a premium. Premiums received are recorded as liabilities and adjusted to current market value daily. When a put option is purchased, the Equity Income Fund will pay a premium. Premiums paid for put options are included as investments and are also adjusted to their current market value daily.

 If a written call expires, the premium received by the Equity Income Fund will be treated as a short term capital gain. Likewise, premiums paid for purchased put options that expire unexercised will be treated as short term capital loss-es. In addition, short term capital gains or losses may be realized on exer-cised written calls or purchased puts depending on the premiums received or paid and the strike price of the underlying securities.

 As a writer of call options, the Equity Income Fund may not have control over the exercising of such options. As a result, the Equity Income Fund bears un-limited market risk of favorable changes in the value of the call option's un-derlying securities. The Equity Income Fund also bears unlimited market risk in the value of the written call option itself.

 If an option which the Equity Income Fund has purchased expires on its stipu-lated expiration date, the Equity Income Fund realizes a loss in the amount of the cost of the option. If the Equity Income Fund enters into a closing trans-action, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Equity Income Fund exercises a put option, it realizes a gain or loss from the sale of the under-lying security and the proceeds from such sale will be decreased by the premium originally paid. If the Equity Income Fund exercises a call option, the cost of the security which the Equity Income Fund purchases upon exercise will be in-creased by the premium originally paid.

(D) FEDERAL INCOME TAXES
 Each Fund is treated as a separate entity for federal income tax purposes. The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of the taxable and tax exempt income to the shareholders within the allowable time limits. Therefore, no federal income tax provision is required.

(E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The Intermediate Government Fund and the Intermediate New York Tax-Exempt Fund declare dividends daily and pay dividends monthly. The Equity Income Fund de-clares and pays dividends monthly.

 Income and capital gains distributions are determined in accordance with in-come tax regulations which may differ from methods used to determine the corre-sponding income and capital gain amounts in accordance with generally accepted accounting principles. These differences are primarily caused by differences in the timing of the recognition of certain components of income, expense, or cap-ital gain. Where such differences are permanent in nature, they are reclassi-fied in the Sources of Net Assets based upon their ultimate characterization for Federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value of each Fund.

(F) SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the identified cost meth-od. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Discounts on securities purchased for all Funds except for the Intermediate New York Tax-Exempt Fund and premiums on securities purchased for the Intermediate New York Tax-Exempt Fund are amortized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)



(G) ORGANIZATION COSTS
 Costs incurred in connection with the organization and initial registration of the Funds are being amortized evenly over the period of benefit not to exceed 60 months from the date upon which each of the Funds commenced investment operations.

3. ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES
 The Bank of New York acts as the Funds' investment adviser (the "Adviser"). The Adviser manages the investments of the Funds and is responsible for all purchases and sales of the Funds' portfolio securities. The Adviser's fee ac-crues daily and is payable monthly at the following annual rates:

                                                                  % OF AVERAGE
                                                                DAILY NET ASSETS
                                                                ----------------
Equity Income Fund.............................................       .60%
Intermediate Government Fund                                          .50%
Intermediate New York Tax-Exempt Fund..........................       .50%

 BNY Hamilton Distributors, Inc. acts as the Funds' administrator (the "Admin-istrator") and will assist generally in supervising the operations of the Funds.

 The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and direc-tors of the Funds, monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Funds.

 The Administrator's fee is accrued daily and is payable monthly computed util-izing the following annual rates:

                                                                  % OF AVERAGE
                                                                DAILY NET ASSETS
                                                                ----------------
Equity Income Fund.............................................       .20%
Intermediate Government Fund                                          .20%
Intermediate New York Tax-Exempt Fund..........................       .20%

 In addition to acting as Administrator, BNY Hamilton Distributors, Inc. is the principal underwriter and distributor of shares of the Funds.

 The Bank of New York serves as the Funds' custodian and also serves as the fund accounting agent.

 The Bank of New York and the Administrator have voluntarily agreed to assume/waive expenses for the Intermediate New York Tax-Exempt Fund to the ex-tent that expenses for that Fund exceeded .90% of average daily net assets. There is currently no reimbursement of expenses with respect to the Equity In-come Fund and the Intermediate Government Fund.

 The Company has adopted a distribution plan (The "12b-1 Plans") with respect to each Fund. Under the 12b-1 Plans, the Funds will pay the Distributor for distribution expenses incurred in connection with sales of shares of the Funds. Payments for distribution expenses may not exceed .25% of each Fund's average daily net assets. The Funds have not implemented the 12b-1 Plans since their commencement of investment operations, and therefore no amounts have been ac-crued for such fees in the accompanying financial statements.

4. PORTFOLIO SECURITIES
 During the year ended December 31, 1995, the cost of purchases and the pro-ceeds from sales of securities, other than short-term securities, were as fol-lows:


                                                                 EQUITY
                                                               INCOME FUND
                                                         -----------------------
                                                          PURCHASES     SALES
                                                         ----------- -----------
US Gov't Securities..................................... $       --  $       --
All Others..............................................  87,087,927  81,212,081

                                                              INTERMEDIATE
                                                             GOVERNMENT FUND
                                                         -----------------------
                                                          PURCHASES     SALES
                                                         ----------- -----------
US Gov't Securities..................................... $27,548,620 $28,713,238
All Others..............................................         --       87,251

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)



                                                                INTERMEDIATE
                                                                  NEW YORK
                                                              TAX-EXEMPT FUND
                                                            --------------------
                                                            PURCHASES   SALES
                                                            --------- ----------
US Gov't Securities........................................ $     --  $      --
All Others................................................. 1,740,993  8,601,443

5. FEDERAL INCOME TAXES

 For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 1995 which are available to offset future capital gains, if any. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

                                                         CAPITAL LOSS
                                                         CARRYFORWARD EXPIRATION
                                                         ------------ ----------
Intermediate  Government Fund...........................  $1,358,600     2002
                                                             681,600     2003
Intermediate New York  Tax-Exempt Fund..................       2,900     2000
                                                               5,600     2001
                                                             377,300     2002
                                                              91,500     2003

6. WRITTEN OPTION ACTIVITY

 Transactions in written options during the year ended December 31, 1995 were as follows:

                           AMOUNT OF   NUMBER OF
                            PREMIUMS    OPTIONS
                          ------------ ---------
EQUITY INCOME FUND:
Options outstanding at
 December 31, 1994......  $    167,007      475
Options written during
 the year ended December
 31, 1995...............     2,131,248    2,565
Options terminated in
 closing purchase
 transactions...........   (1,702,715)   (2,935)
Options exercised.......           --       --
                          ------------  -------
Options outstanding at
 December 31, 1995......  $    595,540      105
                          ------------  -------

The cost of cancelling options in closing purchase transactions was $2,178,466, resulting in a net-short term capital loss of $475,751.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     REPORT OF INDEPENDENT ACCOUNTANTS


The Shareholders and Board of Directors of
BNY Hamilton Funds, Inc. (BNY Hamilton Equity Income Fund, BNY Hamilton Inter-mediate
Government Fund, and BNY Hamilton Intermediate New York Tax-Exempt Fund):

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BNY Hamilton Funds, Inc. (BNY Hamilton Equity Income Fund, BNY Hamilton Intermediate Government Fund, and BNY Hamilton Intermediate New York Tax-Exempt Fund) as of December 31, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 10, 1992 (commencement of investment operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BNY Hamilton Funds, Inc. (BNY Hamilton Equity Income Fund, BNY Hamilton Intermediate Government Fund, and BNY Hamilton Intermediate New York Tax-Exempt
Fund) as of December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche llp
New York, New York
February 9, 1996

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For federal income tax purposes, 65.53% of the ordinary income dividends paid to you during the year ended December 31, 1995 for the BNY Hamilton Equity In-come Fund qualify for the corporate dividend deduction under section 243 of the Internal Revenue Code.
Dividends paid to shareholders of the BNY Hamilton Intermediate New York Tax-Exempt Fund are 100% exempt from federal, New York State and New York City in-come tax.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------

    DIRECTORS AND OFFICERS
    Eugene Sullivan, Director and Chairman of the Board
    Peter Herrick, Director
    Leif H. Olsen, Director
    Stephen Stamas, Director
    Edward L. Gardner, Director
    Richard E. Stierwalt, Chief Executive Officer
    William B. Blundin, President
    Ann E. Bergin, Vice President
    William J. Tomko, Vice President
    Martin Dean, Treasurer
    George Martinez, Secretary
    Karen Doyle, Assistant Treasurer
    Robert L. Tuch, Assistant Secretary
    Alaina Metz, Assistant Secretary

    INVESTMENT ADVISER
    The Bank of New York

    ADMINISTRATOR AND DISTRIBUTOR
    BNY Hamilton Distributors, Inc.

    TRANSFER AGENT
    BISYS Fund Services, Inc.

    CUSTODIAN
    The Bank of New York

    INDEPENDENT ACCOUNTANTS
    Deloitte & Touche llp

    LEGAL COUNSEL
    Sullivan & Cromwell

--------------------------------------------------------------------------------

 BNY HAMILTON FUNDS

 ANNUAL REPORT DECEMBER 31, 1995

 . EQUITY INCOME FUND
 . INTERMEDIATE GOVERNMENT FUND
 . INTERMEDIATE NEW YORK TAX-EXEMPTFUND

                                     (ART)

BNY HAMILTON DISTRIBUTORS, INC. IS THE FUNDS' DISTRIBUTOR AND IS UNAFFILIATED WITH THE BANK OF NEW YORK, THE INVESTMENT ADVISER.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for the Equity Income Fund, Intermediate Government Fund, or Intermediate New York Tax-Exempt Fund. For ad-ditional prospectuses, which contain more complete information, including charges and expenses, call 1-800-426-9363. Please read the prospectus carefully before investing or sending money.

   BNY HAMILTON FUNDS, INC.
   3435 Stelzer Road
   Columbus, Ohio, 43219-3035

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS, ARE NEITHER GUARANTEED BY NOR OBLI-GATIONS OF THE BANK OF NEW YORK AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

BNYEB95A

--------------------------------------------------------------------------------
------
     CHAIRMAN'S LETTER
                                                                January 17, 1996

DEAR SHAREHOLDER:
  The BNY Hamilton Funds are pleased to provide you with the annual report for 1995. Growth in the Money Fund was strong. Net assets increased 176% to finish the year at $947 million.

  At year-end 1995, the 7-day current yield for the Hamilton Class of the BNY Hamilton Money Fund was 5.49%. The full year total return was 5.84%. For the Premier Class, the 7-day current yield at year-end was 5.22% and the full year total return was 5.54%. The 7-day current yield for the Classic Class, which was opened on December 4th, was 4.99% at year-end.*

  Overnight repurchase agreements which were collateralized by U.S. Treasury and Agency securities and commercial paper represented the largest asset sec-tors in the Fund at year end. Analysis of interest rate trends, Federal Reserve policy, supply and demand conditions in the money markets and spread relation-ships are used to determine asset composition and maturities selection.

  The Federal Funds rate began and ended 1995 at the 5.50% level. After one fi-nal tightening measure to head off inflation pressures in February, the Federal Reserve began easing monetary policy gradually during the second half of the year in recognition of softening economic activity. According to Kevin J. Bannon, Chief Investment Officer at The Bank of New York (Investment Advisor), "We expect the Federal Reserve to pursue a more aggressive easing of monetary policy in 1996." The Bank projects a year of continuing moderate economic growth of approximately 2.0% and low inflation of approximately 2.5% with the primary risks to this forecast leaning in the direction of lower versus higher rates.

  The Funds are pleased to announce the creation of a new class of shares, Ham-ilton Classic Shares. The new class, started on December 4th to serve individ-ual investors, provides a wider distribution network for the Fund.

  The BNY Hamilton Money Fund maintains a "AAAm" rating by Standard and Poor's. According to Standard and Poor's, this rating is historical and based upon the Fund's credit quality, market price exposure and management. The rating signi-fies that the Fund's safety is excellent and that it has a superior capacity to maintain its $1.00 net asset value per share. Additionally, the Fund is listed on the National Association of Insurance Commissioners (NAIC) approved list of Class 1 Money Market Funds.

I would like to welcome all new BNY Hamilton Money Fund shareholders in the Hamilton Class, Hamilton Premier Class, and Hamilton Classic Class and thank all our existing shareholders for your investment in the Fund.

Sincerely,

/s/ Eugene J. Sullivan
Eugene Sullivan
Chairman of the Board

--------
* Yields will fluctuate with market conditions. Past performance is no guaran-tee of future results. Investments in money market funds are not insured or guaranteed by the U.S. Government and there is no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
TABLE OF CONTENTS

SCHEDULE OF INVESTMENTS.................................................. Page 1
STATEMENT OF ASSETS AND LIABILITIES......................................      5
STATEMENT OF OPERATIONS..................................................      5
STATEMENTS OF CHANGES IN NET ASSETS......................................      6
FINANCIAL HIGHLIGHTS.....................................................      7
NOTES TO FINANCIAL STATEMENTS............................................      8
REPORT OF INDEPENDENT ACCOUNTANTS........................................     10
DIRECTORS AND OFFICERS...................................................     11

--------------------------------------------------------------------------------
------
     BNY HAMILTON MONEY FUND
     Schedule of Investments

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                          MARKET VALUE
  ---------                                                        ------------
             COMMERCIAL PAPER--24.62%
             ASSET BACKED SECURITIES--TRADE & LEASE RECEIVABLES
             (PARTIAL SUPPORT)--6.22%
 $15,200,000 Ciesco L.P., 5.55%+, 3/6/96........................   $ 15,047,683
  12,000,000 Ford Credit Receivables Funding, 5.72%+, 1/2/96....     11,998,093
  20,000,000 Matterhorn Capital Corp., 5.74%+, 1/18/96..........     19,945,789
  12,000,000 Sceptre International Ltd., 5.70%+, 1/22/96........     11,960,100
                                                                   ------------
                                                                     58,951,665
                                                                   ------------
             BANK HOLDING COMPANIES--1.26%
  12,000,000 Chase Manhattan Corp., 5.60%+, 3/5/96..............     11,880,533
                                                                   ------------
             BANKS--DOMESTIC INDUSTRIES--0.84%
   8,000,000 Norwest Corp., 5.55%+, 2/16/96.....................      7,943,267
                                                                   ------------
             BANKS--FOREIGN INSTITUTIONS--2.52%
  10,000,000 Chiao Tung Bank Co., Ltd., 5.70%+, 1/29/96.........      9,955,667
  10,000,000 Royal Bank of Canada, 5.70%+, 1/29/96..............      9,955,667
   4,000,000 Toronto Dominion Holdings U.S.A., 5.60%+, 4/25/96..      3,928,444
                                                                   ------------
                                                                     23,839,778
                                                                   ------------
             BROKERAGE SERVICES--3.15%
  15,000,000 Lehman Brothers, Inc. 5.93%+, 1/4/96...............     14,992,587
  15,000,000 Merrill Lynch & Company, Inc., 5.65%+, 3/29/96.....     14,792,833
                                                                   ------------
                                                                     29,785,420
                                                                   ------------

  PRINCIPAL
   AMOUNT                                                          MARKET VALUE
  ---------                                                        ------------
             ELECTRICAL & ELECTRONIC EQUIPMENT--1.57%
 $15,000,000 Avnet Inc., 5.65%+, 2/12/96........................   $ 14,901,125
                                                                   ------------
             FINANCE COMPANIES--NON-CAPTIVE AND INDEPENDENT--
             3.15%
  10,000,000 General Electric Capital Corp., 5.50%+, 4/1/96.....      9,860,972
  20,000,000 Transamerica Corp., 5.77%+, 1/5/96.................     19,987,178
                                                                   ------------
                                                                     29,848,150
                                                                   ------------
             FINANCIAL SERVICES--OTHER CREDIT INSTITUTIONS--
             1.26%
  12,000,000 International Lease Finance Corp., 5.72%+, 1/17/96.     11,969,493
                                                                   ------------
             FOOD PROCESSING--0.41%
   4,000,000 McCormick & Co., Inc., 5.56%%+, 4/30/96............      3,925,867
                                                                   ------------
             LEASING (WHOLESALE & RETAIL)--AUTOS, TRUCKS, &
             RV'S--1.78%
  10,000,000 Ford Motor Credit Co., 5.50%+, 4/1/96..............      9,860,972
   7,000,000 Hertz Corp., 5.76%+, 1/10/96.......................      6,989,920
                                                                   ------------
                                                                     16,850,892
                                                                   ------------
             PHARMACEUTICALS, HEALTH CARE, COSMETICS & SOAP--
             0.89%
   8,500,000 Sandoz, 5.68%+, 2/5/96.............................      8,453,061
                                                                   ------------
             UTILITIES--1.57%
   5,000,000 National Rural Utilities Cooperative Finance Corp.,
             5.60%+, 2/16/96....................................      4,964,222
  10,000,000 National Rural Utilities Cooperative Finance Corp.,
             5.63%+, 2/28/96....................................      9,909,294
                                                                   ------------
                                                                     14,873,516
                                                                   ------------
             TOTAL COMMERCIAL PAPER
             (Cost $233,222,767)................................    233,222,767
                                                                   ------------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON MONEY FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

  PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
  ---------                                                         ------------
             U.S. GOV'T AGENCIES & OBLIGATIONS--20.39%
             UNITED STATES GOVERNMENT AGENCY SECURITIES--18.49%
             Federal Farm Credit Bank,
 $10,000,000 5.66%, 2/1/96.......................................   $  9,999,210
   6,000,000 5.67%, 7/17/96......................................      6,000,000
  15,300,000 5.75%, 8/1/96.......................................     15,297,823
   2,000,000 5.60%, 11/1/96......................................      1,998,830
             Federal Home Loan Bank,
  15,345,000 5.49%+, 2/26/96.....................................     15,213,954
   7,500,000 5.71%, 8/9/96.......................................      7,498,409
   7,000,000 5.84%, 10/3/96......................................      7,000,000
   5,000,000 5.89%, 10/18/96.....................................      5,000,000
             Federal Home Loan Mortgage Corporation,
  12,000,000 5.52%+, 2/20/96.....................................     11,908,000
  17,000,000 5.47%+, 3/1/96......................................     16,845,017
   8,000,000 5.44%+, 3/4/96......................................      7,923,840
             Federal National Mortgage Association,
  10,000,000 5.48%+, 2/8/96......................................      9,942,156
  10,000,000 5.44%+, 3/6/96......................................      9,901,778
  10,000,000 5.51%+, 3/8/96......................................      9,897,453
   5,000,000 5.60%, 9/20/96......................................      4,999,156
   5,000,000 5.64%, 10/2/96......................................      4,995,266
   9,000,000 5.68%, 10/7/96......................................      8,998,792
   5,000,000 5.13%+, 10/30/96....................................      4,784,113
  10,000,000 5.60%, 11/1/96......................................      9,989,234
   7,000,000 5.47%, 11/14/96.....................................      6,997,358
                                                                    ------------
                                                                     175,190,389
                                                                    ------------
             UNITED STATES TREASURY NOTES--1.90%
  14,000,000 5.50%, 4/30/96......................................     13,995,962
   4,000,000 5.875%, 5/31/96.....................................      4,000,375
                                                                    ------------
                                                                      17,996,337
                                                                    ------------
             TOTAL U.S. GOV'T AGENCIES & OBLIGATIONS
             (Cost $193,186,726).................................    193,186,726
                                                                    ------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
  ---------                                                        ------------
             FLOATING RATE NOTES--5.78%
             BANK HOLDING COMPANIES
             --1.27%
 $12,000,000 American Express Centurion Bank, 5.9075%, payable monthly, interest resets monthly, next interest
             reset date 1/16/96, final maturity 10/16/96 (a)....   $ 11,997,157
                                                                   ------------
             BROKERAGE SERVICES--2.11%
   7,000,000 Bear Stearns Companies Inc., 6.02%, payable
             monthly, interest resets monthly, next interest
             reset date 1/24/96, final maturity 5/24/96 (a).....      7,005,089
  13,000,000 Bear Stearns Companies Inc., 6.02%, payable
             monthly, interest resets weekly, next interest
             reset date 1/2/96, final maturity 10/3/96 (a)......     13,000,000
                                                                   ------------
                                                                     20,005,089
                                                                   ------------
             UNITED STATES GOVERNMENT AGENCY SECURITIES--2.40%
  10,000,000 Federal Farm Credit Bank, 5.84%, payable quarterly, interest resets weekly, next interest reset date
             1/3/96, final maturity 11/8/96 (a).................      9,990,672
   7,000,000 Student Loan Marketing Association, 5.25%, payable semi-annually, interest resets weekly, next
             interest reset date 1/3/96, final maturity
             3/14/96 (a)........................................      7,000,000
   5,795,000 Student Loan Marketing Association, 5.40%, payable quarterly, interest resets weekly, next interest
             reset date 1/3/96, final maturity 3/20/96 (a)......      5,797,717
                                                                   ------------
                                                                     22,788,389
                                                                   ------------
             TOTAL FLOATING RATE NOTES
             (Cost $54,790,635).................................     54,790,635
                                                                   ------------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON MONEY FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
  ---------                                                        ------------
             TIME DEPOSITS--5.02%
 $20,000,000 Comerica Bank, Detroit, 5.875%, 1/2/96.............   $ 20,000,000
  27,556,000 Huntington National Bank, 5.375%, 1/2/96...........     27,556,000
                                                                   ------------
             TOTAL TIME DEPOSITS
             (Cost $47,556,000).................................     47,556,000
                                                                   ------------
             CERTIFICATE OF DEPOSIT--FOREIGN INSTITUTIONS
             --1.90%
   6,000,000 Commerzbank, 5.74%, 2/6/96.........................      6,000,146
  12,000,000 Westdeutsche Landesbank Girozentrale, 5.60%,
             5/15/96                                                 12,000,000
                                                                   ------------
             TOTAL CERTIFICATE OF DEPOSIT--FOREIGN INSTITUTIONS
             (Cost $18,000,146).................................     18,000,146
                                                                   ------------
             FIXED RATE DEBT OBLIGATIONS--1.26%
             ASSET BACKED SECURITIES--OTHER ASSET BACKED
             PROGRAMS--0.43%
   4,040,283 Navistar Financial Corp., 5.75%, 11/15/96..........      4,040,226
                                                                   ------------
             BANK HOLDING COMPANIES
             --0.83%
   7,910,000 Nationsbank Corp., 4.75%, 8/15/96..................      7,853,009
                                                                   ------------
             TOTAL FIXED RATE DEBT OBLIGATIONS
             (Cost $11,893,235).................................     11,893,235
                                                                   ------------


  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
  ---------                                                        ------------
             REPURCHASE AGREEMENTS
             --41.17%
             REPURCHASE AGREEMENTS WITH BARCLAYS, DEZOETE--9.50%
 $90,000,000 6.00%, due 1/2/96,
             repurchase price $90,060,000 (Collateral--Federal
             Home Loan Mortgage Corporation Bonds, 6.40%-9.00%,
             10/15/00-11/1/24; Federal National Mortgage
             Association Bonds, 5.00%-8.00%, 8/1/01-8/25/21;
             aggregate market value plus accrued interest
             $92,700,001) (Cost $90,000,000)....................   $ 90,000,000
                                                                   ------------
             REPURCHASE AGREEMENTS WITH DEAN WITTER REYNOLDS,
             INC.
             --8.45%
  80,000,000 5.95%, due 1/2/96,
             repurchase price $80,052,889
             (Collateral--United States Treasury Notes, 5.625%-
             8.25%, 8/31/97-7/15/98; Federal Home Loan Mortgage
             Corporation Bonds, 5.60%-9.00%, 11/15/06-3/15/24;
             Federal National Mortgage Association Bonds, 6.00%-
             8.00%, 9/25/07-11/25/21; aggregate market value
             plus accrued interest $82,380,077) (Cost
             $80,000,000).......................................     80,000,000
                                                                   ------------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON MONEY FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
  ---------                                                        ------------
             REPURCHASE AGREEMENTS WITH DEUTSCHE BANK--9.50%
 $90,000,000 6.00%, due 1/2/96,
             repurchase price $90,060,000
             (Collateral--Federal Home Loan Bank Notes including
             Zero Coupon Notes, 0.00%-6.91%, 12/18/96-11/6/00;
             Federal Home Loan Mortgage Corporation Bonds,
             7.35%-8.115%, 1/31/05-3/22/05; Federal National
             Mortgage Association Bonds including Zero Coupon
             Notes, 0.00%-6.85%, 10/1/97-8/22/05; aggregate
             market value plus accrued interest $91,802,944)
             (Cost $90,000,000).................................   $ 90,000,000
                                                                   ------------
             REPURCHASE AGREEMENTS WITH GOLDMAN SACHS & CO.--
             7.39%
  70,000,000 5.95%, due 1/2/96,
             repurchase price $70,046,278 (Collateral--World
             Bank Zero Coupon Note, 2/29/96; aggregate market
             value $71,401,086)
             (Cost $70,000,000).................................     70,000,000
                                                                   ------------

  PRINCIPAL                                                          MARKET
   AMOUNT                                                            VALUE
  ---------                                                       ------------
             REPURCHASE AGREEMENTS WITH MORGAN STANLEY GROUP,
             INC.--
             6.33%
 $60,000,000 5.90%, due 1/2/96,
             repurchase price $60,039,333
             (Collateral--United States Treasury Bond, 7.50%,
             11/15/16; Federal National Mortgage Association
             Bonds, 5.677%-6.50%, 3/25/22-11/1/25; aggregate
             market value plus accrued interest $62,089,280)
             (Cost $60,000,000)................................   $ 60,000,000
                                                                  ------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost $390,000,000)...............................    390,000,000
                                                                  ------------
             TOTAL INVESTMENTS--
             (Cost $948,649,509)(b)--100.14%...................    948,649,509
             Liabilities in excess of cash, receivables and
             other assets--(0.14%).............................     (1,335,515)
                                                                  ------------
             NET ASSETS--100%..................................   $947,313,994
                                                                  ------------

(a) The rate stated is the rate in effect as of December 31, 1995.
(b) The cost stated also represents the aggregate cost for Federal income tax purposes.
+ Represents yield at time of purchase for commercial paper holdings, and dis-counted rate at time of purchase for U.S. Government agency securities.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Statement of Assets
             and                                 Statement of Operations
         Liabilities


      DECEMBER 31, 1995                     FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
 Investments at market value, including repurchase agreements of
  $390,000,000 (Identified cost $948,649,509)...................... $948,649,509
 Interest receivable...............................................    2,283,387
 Deferred organization costs and other assets......................       51,182
                                                                    ------------
  TOTAL ASSETS.....................................................  950,984,078
                                                                    ------------
LIABILITIES:
 Payables:
  Dividends: Hamilton Shares.......................................    2,482,955
Hamilton Premier
Shares.............................................................      642,708
Hamilton Classic
Shares.............................................................          565
  Services provided by The Bank of New York and Administrator......      261,994
  Due to custodian.................................................      214,061
 Accrued expenses and other liabilities............................       67,801
                                                                    ------------
  TOTAL LIABILITIES................................................    3,670,084
                                                                    ------------
NET ASSETS:
 (applicable to shares issued and outstanding; 9 billion shares of
  $.001 par value authorized)...................................... $947,313,994
                                                                    ------------
SOURCES OF NET ASSETS:
 Capital stock @ par............................................... $    947,314
 Capital surplus...................................................  946,366,680
                                                                    ------------
NET ASSETS......................................................... $947,313,994
                                                                    ------------
HAMILTON SHARES:
 Net asset value, offering price and redemption price per share
  ($604,052,506/604,052,506 shares)................................ $       1.00
                                                                    ------------
HAMILTON PREMIER SHARES:
 Net asset value, offering price and redemption price per share
  ($340,163,096/340,163,096 shares)................................ $       1.00
                                                                    ------------
HAMILTON CLASSIC SHARES:
 Net asset value, offering price and redemption price per share
  ($3,098,392/3,098,392 shares).................................... $       1.00
                                                                    ------------

INVESTMENT INCOME:
 Interest........................................................... $40,236,274
                                                                     -----------
EXPENSES:
 Advisory...........................................................     677,980
 Administration.....................................................     677,980
 12b-1 fee--Hamilton Classic Shares.................................         331
 Servicing fee--Hamilton Premier Shares.............................     608,722
 Servicing fee--Hamilton Classic Shares.............................         331
 Accounting services................................................      60,000
 Cash management: Hamilton Shares...................................       8,852
         Hamilton Premier Shares....................................      29,910
 Custodian..........................................................     109,071
 Transfer agent: Hamilton Shares....................................      18,046
       Hamilton Premier Shares......................................      57,393
 Audit..............................................................      26,244
 Insurance..........................................................      36,564
 Directors'.........................................................      15,797
 Reports to shareholders............................................      17,602
 Registration and filing............................................      19,602
 Legal..............................................................      25,603
 Other..............................................................      49,345
                                                                     -----------
  TOTAL EXPENSES....................................................   2,439,373
                                                                     -----------
  NET INVESTMENT INCOME............................................. $37,796,901
                                                                     -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                 YEAR ENDED  DECEMBER 31,
                                              --------------------------------
                                                   1995             1994
                                              ---------------  ---------------
OPERATIONS:
 Net investment income....................... $    37,796,901  $    13,920,482
                                              ---------------  ---------------
  Net increase in net assets resulting from
   operations................................      37,796,901       13,920,482
                                              ---------------  ---------------
DIVIDENDS TO SHAREHOLDERS:
 Dividends from net investment income:
  Hamilton Shares............................     (24,629,959)     (12,120,782)
Hamilton Premier Shares......................     (13,159,984)      (1,799,700)
Hamilton Classic Shares......................          (6,958)             --
                                              ---------------  ---------------
                                                  (37,796,901)     (13,920,482)
                                              ---------------  ---------------
CAPITAL STOCK TRANSACTIONS:
 Proceeds from capital stock sold: Hamilton
  Shares.....................................   2,243,841,012    1,408,507,551
Hamilton Premier Shares......................   2,810,413,019      616,137,202
Hamilton Classic Shares......................       3,150,632              --
 Proceeds from shares issued on reinvestment
  of
  dividends: Hamilton Shares.................       3,388,955        1,523,042
Hamilton Premier Shares......................       7,918,171        1,776,675
Hamilton Classic Shares......................           6,393              --
 Cost of capital stock repurchased: Hamilton
  Shares.....................................  (1,878,397,366)  (1,482,205,834)
Hamilton Premier Shares......................  (2,585,966,924)    (510,115,047)
Hamilton Classic Shares......................         (58,633)             --
                                              ---------------  ---------------
  Increase in net assets resulting from
   capital stock transactions................     604,295,259       35,623,589
                                              ---------------  ---------------
     INCREASE IN NET ASSETS..................     604,295,259       35,623,589
NET ASSETS:
 Beginning of year...........................     343,018,735      307,395,146
                                              ---------------  ---------------
 End of year................................. $   947,313,994  $   343,018,735
                                              ---------------  ---------------
CHANGES IN CAPITAL STOCK OUTSTANDING:
 Shares sold: Hamilton Shares................   2,243,841,012    1,408,507,551
Hamilton Premier Shares......................   2,810,413,019      616,137,202
Hamilton Classic Shares......................       3,150,632              --
 Shares issued on reinvestment of dividends:
  Hamilton Shares............................       3,388,955        1,523,042
Hamilton Premier Shares......................       7,918,171        1,776,675
Hamilton Classic Shares......................           6,393              --
 Shares repurchased: Hamilton Shares.........  (1,878,397,366)  (1,482,205,834)
Hamilton Premier Shares......................  (2,585,966,924)    (510,115,047)
Hamilton Classic Shares......................         (58,633)             --
                                              ---------------  ---------------
  Net increase...............................     604,295,259       35,623,589
 Shares outstanding, beginning of year.......     343,018,735      307,395,146
                                              ---------------  ---------------
 Shares outstanding, end of year.............     947,313,994      343,018,735
                                              ---------------  ---------------

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Financial Highlights

--------------------------------------------------------------------------------

                                                                                                HAMILTON
                                         HAMILTON                           HAMILTON             CLASSIC
                                          SHARES                         PREMIER SHARES          SHARES
                           ---------------------------------------     --------------------    -----------
                                                          FOR THE                 FOR THE        FOR THE
                                                          PERIOD                   PERIOD        PERIOD
                                                         AUGUST 7,               AUGUST 15,    DECEMBER 4,
                                                           1992*         YEAR      1994*          1995*
                            YEAR ENDED DECEMBER 31,       THROUGH       ENDED     THROUGH        THROUGH
                           ----------------------------  DECEMBER      DECEMBER   DECEMBER      DECEMBER
                             1995      1994      1993    31, 1992      31, 1995   31, 1994      31, 1995
                           --------  --------  --------  ---------     --------  ----------    -----------
PER SHARE DATA:
Net asset value at
 beginning of period.....  $   1.00  $   1.00  $   1.00  $   1.00      $   1.00   $   1.00       $  1.00
                           --------  --------  --------  --------      --------   --------       -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income....     0.057     0.040     0.030     0.012         0.054      0.017         0.004
                           --------  --------  --------  --------      --------   --------       -------
DIVIDENDS
Dividends from net
 investment income.......    (0.057)   (0.040)   (0.030)   (0.012)       (0.054)    (0.017)       (0.004)
                           --------  --------  --------  --------      --------   --------       -------
Net asset value at end of
 period..................  $   1.00  $   1.00  $   1.00  $   1.00      $   1.00   $   1.00       $  1.00
                           --------  --------  --------  --------      --------   --------       -------
TOTAL RETURN:............      5.84%     4.02%     3.03%     1.26%**       5.54%      1.69%**       0.40%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
 period
 (000's omitted).........  $604,053  $235,220  $307,395  $135,852      $340,163   $107,799       $ 3,098
Ratio to average net
 assets of:
 Expenses, net of waiver
  from The Bank of New
  York...................      0.26%     0.30%     0.27%     0.20%***      0.54%      0.61%***      0.76%***
 Expenses, prior to
  waiver from The Bank of
  New York...............      0.26%     0.32%     0.32%     0.49%***      0.54%      0.61%***      0.76%***
 Net investment income,
  net of waiver from The
  Bank of New York.......      5.67%     3.92%     2.97%     3.11%***      5.40%      4.40%***      5.18%***

* Commencement of investment operations for the respective class of shares. ** Not annualized.
*** Annualized.


See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Notes to Financial Statements

1. ORGANIZATION AND BUSINESS

 The BNY Hamilton Funds, Inc. (the "Company") was organized as a Maryland Cor-poration on May 1, 1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently con-sists of four series. The BNY Hamilton Money Fund (the "Fund") commenced in-vestment operations on August 7, 1992. The Fund consists of three classes of shares: Hamilton Shares, Hamilton Premier Shares, and Hamilton Classic Shares.

2. SIGNIFICANT ACCOUNTING POLICIES
(A) SECURITY VALUATIONS
 Securities are valued at amortized cost which approximates market value. This method values a security at its cost at the time of purchase and thereafter as-sumes a constant rate of amortization to maturity of any discount or premium.

(B) REPURCHASE AGREEMENTS
 The Fund's custodian, or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obli-gation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circum-stances, in the event of default or bankruptcy by the other party to the agree-ment, realization and/or retention of the collateral may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES
 The Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute income to shareholders within the allowable time limits. Therefore, no federal income tax provision is required.

(D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income is declared daily and paid monthly.

(E) SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are recorded on the trade date and interest income is accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

 Income, expenses (other than class specific expenses) and realized gains and losses, if any, are allocated to each class of shares based upon their relative shares outstanding.

(F) ORGANIZATION COSTS
 Costs incurred in connection with the organization and initial registration of the Fund are being amortized evenly over the period of benefit not to exceed 60 months from the date upon which the Fund commenced investment operations.

3. ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

 The Bank of New York acts as the Fund's investment adviser (the "Adviser"). The Adviser manages the investments of the Fund and is re-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Notes to Financial Statements (continued)

sponsible for all purchases and sales of the Fund's portfolio securities. The Adviser's fee is accrued daily and is payable monthly at the annual rate of
 .10% of the average daily net assets of the Fund.

 BNY Hamilton Distributors, Inc. acts as the Fund's administrator (the "Admin-istrator") and will assist generally in supervising the operations of the Fund.

 The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, providing the services of persons who may be appointed as officers and direc-tors of the Fund, monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Fund.

 The Administrator's fee is accrued daily and is payable monthly at the annual rate of .10% of the average daily net assets of the Fund.

 In addition to acting as Administrator, BNY Hamilton Distributors, Inc. is the principal underwriter and distributor of shares of the Fund. The Bank of New York serves as the Fund's custodian and also serves as the fund accounting agent.

 BNY Hamilton Funds, Inc. has adopted a shareholder servicing plan, pursuant to which Hamilton Premier Shares and Hamilton Classic Shares are sold to certain institutions that enter into servicing agreements with BNY Hamilton Funds, Inc. The Bank of New York and the Administrator (the "Shareholder Servicing Agents") have each entered into Shareholder Service Agreements with respect to Hamilton Premier Shares and Hamilton Classic Shares of the Fund. The Shareholder Servic-ing Agents will perform shareholder support services. Pursuant to the Share-holder Servicing Agreements, the Hamilton Premier Shares and Hamilton Classic Shares will pay the Shareholder Servicing Agents an annual shareholder servic-ing fee, accrued daily and payable monthly, of .25% of the Hamilton Premier Shares' and Hamilton Classic Shares' respective average daily net assets. The shareholder servicing plan does not cover, and the fees thereunder are not pay-able to, Shareholder Organizations with respect to Hamilton Shares.

 The Fund has adopted a distribution plan ("12b-1 Plan") with respect to Hamil-ton Classic Shares of the Fund, pursuant to which the Fund will pay BNY Hamil-ton Distributors, Inc. for expenses incurred during the year in connection with the distribution of Hamilton Classic Shares. The aggregate amount payable annu-ally by the Fund as provided in the 12b-1 Plan may not exceed .25% of the Ham-ilton Classic Shares' average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Report of Independent Accountants

The Shareholders and Board of Directors of
BNY Hamilton Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BNY Hamilton Money Fund as of December 31, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 7, 1992 (commencement of investment operations) through December 31, 1992. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at Decem-ber 31, 1995 by correspondence with the custodian. An audit also includes as-sessing the accounting principles used and significant estimates made by man-agement, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BNY Hamilton Money Fund as of December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
February 9, 1996

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------

    DIRECTORS AND OFFICERS
    Eugene Sullivan, Director and Chairman of the Board
    Peter Herrick, Director
    Leif H. Olsen, Director
    Stephen Stamas, Director
    Edward L. Gardner, Director
    Richard E. Stierwalt, Chief Executive Officer
    William B. Blundin, President
    Ann E. Bergin, Vice President
    William J. Tomko, Vice President
    Martin Dean, Treasurer
    George Martinez, Secretary
    Karen Doyle, Assistant Treasurer
    Robert L. Tuch, Assistant Secretary
    Alaina Metz, Assistant Secretary

    INVESTMENT ADVISER
    The Bank of New York

    ADMINISTRATOR AND DISTRIBUTOR
    BNY Hamilton Distributors, Inc.

    TRANSFER AGENT
    BISYS Fund Services, Inc.

    CUSTODIAN
    The Bank of New York

    INDEPENDENT ACCOUNTANTS
    Deloitte & Touche LLP

    LEGAL COUNSEL
    Sullivan & Cromwell

--------------------------------------------------------------------------------

BNY HAMILTON DISTRIBUTORS, INC. IS THE FUND'S DISTRIBUTOR AND IS UNAFFILIATED WITH THE BANK OF NEW YORK, THE INVESTMENT ADVISER.

This report is not authorized for distribution to prospective investors unless accompanied by a current prospectus for the BNY Hamilton Money Fund. Please read the prospectus carefully before investing or sending money.

    BNY HAMILTON FUNDS, INC.
    3435 Stelzer Road
    Columbus, Ohio 43219-3035

INVESTMENTS IN BNY HAMILTON MONEY FUND ARE NOT DEPOSITS, ARE NEITHER GUARANTEED BY NOR OBLIGATIONS OF THE BANK OF NEW YORK AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, IN-CLUDING THE POSSIBLE LOSS OF PRINCIPAL.

BNYMM95A

 BNY HAMILTON
 MONEY FUND

 ANNUAL REPORT
 DECEMBER 31, 1995


 . HAMILTON SHARES

 . HAMILTON PREMIER SHARES

 . HAMILTON CLASSIC SHARES




          [GRAPHIC]

      BNY HAMILTON FUNDS